UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Fund

Nuveen Managed Accounts Portfolios Trust

Designed to provide dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Semi-Annual Report

January 31, 2013

Fund Name	Ticker Symbol
Municipal Total Return Managed Accounts Portfolio	NMTRX

LIFE IS COMPLEX.

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com

If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess

If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Chairman’s

Letter to Shareholders

Dear Shareholders,

Despite the global economy’s ability to muddle through the many economic headwinds of 2012, investors continue to have good reasons to remain cautious. The European Central Bank’s decisions to extend intermediate term financing to major European banks and to support sovereign debt markets have begun to show signs of a stabilized euro area financial market. The larger member states of the European Union (EU) are working diligently to strengthen the framework for a tighter financial and banking union and meaningful progress has been made by agreeing to centralize large bank regulation under the European Central Bank. However, economic conditions in the southern tier members are not improving and the pressures on their political leadership remain intense. The jury is out on whether the respective populations will support the continuing austerity measures that are needed to meet the EU fiscal targets.

In the U.S., the Fed remains committed to low interest rates into 2015 through its third program of Quantitative Easing (QE3). Inflation remains low but a growing number of economists are expressing concern about the economic distortions resulting from negative real interest rates. The highly partisan atmosphere in Congress led to a disappointingly modest solution for dealing with the end-of-year tax and spending issues. Early indications for the new Congressional term have not given much encouragement that the atmosphere for dealing with the sequestration legislation and the debt ceiling issues, let alone a more encompassing “grand bargain,” will be any better than the last Congress. Over the longer term, there are some encouraging trends for the U.S. economy: house prices are beginning to recover, banks and corporations continue to strengthen their financial positions and incentives for capital investment in the U.S. by domestic and foreign corporations are increasing due to more competitive energy and labor costs.

During 2012 U.S. investors have benefited from strong returns in the domestic equity markets and solid returns in most fixed income markets. However, many of the macroeconomic risks of 2012 remain unresolved, including negotiating through the many U.S. fiscal issues, managing the risks of another year of abnormally low U.S. interest rates, sustaining the progress being made in the euro area and reducing the potential economic impact of geopolitical issues, particularly in the Middle East. In the face of these uncertainties, the experienced investment professionals at Nuveen Investments seek out investments that are enjoying positive economic conditions. At the same time they are always on the alert for risks in markets subject to excessive optimism or for opportunities in markets experiencing undue pessimism. Monitoring this process is a critical function for the Fund Board as it oversees your Nuveen Fund on your behalf.

As always, I encourage you to communicate with your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board

March 25, 2013

4	Nuveen Investments

Portfolio Manager’s Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Portfolio disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

This Portfolio was developed exclusively for use within Nuveen-sponsored separately managed accounts. It enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential than otherwise might be achievable.

This Portfolio is managed by Martin J. Doyle, CFA, who has managed the Portfolio since its inception in 2007. Here Martin discusses the investment strategies and the performance of the Portfolio for the six-month period ended January 31, 2013.

How did the Portfolio perform during the six-month period ended January 31, 2013?

The tables in the Performance and Expense Ratios section of this report provide Class I Share total returns for the Portfolio for the six-month, one-year, five year and since inception periods ended January 31, 2013. The Portfolio’s Class I Share total returns at net asset value (NAV) outperformed the Barclays 7-Year Municipal Bond Index during the six-month reporting period.

What strategies were used to manage the Portfolio during the reporting period? How did these strategies influence performance?

The Portfolio uses a value oriented strategy and looks for higher yielding and undervalued municipal bonds that offer the potential for above average total return. The Portfolio invests in various types of municipal securities, including investment grade (rated BBB/Baa or better), below investment grade (rated BB/Ba or lower) and unrated municipal securities. The Portfolio focuses on securities with intermediate to longer-term maturities. This investment strategy did not change during the reporting period.

The Portfolio’s diversified yield curve positioning was one factor that contributed to the relative outperformance versus the benchmark during the period. We also increased the Portfolio’s exposure to mid-investment grade (A and BBB rated) bonds that offered solid total return and income potential, especially in a lower yield environment. Additionally, we continued to selectively add to the Portfolio’s high yield exposure which added to the Portfolio’s relative performance. Throughout the period, we gradually increased our exposure to longer duration securities and sought improved call protection to increase the Portfolio’s income sustainability, while trying to minimize potential duration volatility and enhance long-term return prospects. Replacing older, lower yielding investments that were called or matured, and selling other holdings at opportune times allowed us to utilize the comparatively steep yield curve and take advantage of attractive situations in the market to boost relative performance. Due to a growing demand in the market for

Nuveen Investments	5

higher yields. We were not able to increase exposure to the mid-grade and lower-grade rating categories as much as we expected to, which would have increased the portfolio’s income component slightly higher.

Risk Considerations

Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Portfolio, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Portfolio’s potential use of inverse floaters creates effective leverage. Leverage involves the risk that the Portfolio could lose more than its original investment and also increases the Portfolio’s exposure to volatility and interest rate risk.

Dividend Information

During the six-month reporting period, the Portfolio maintained a stable monthly dividend.

The Portfolio seeks to pay dividends at a rate that reflects the past and projected performance of the Portfolio. To permit a Portfolio to maintain a more stable monthly dividend, the Portfolio may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Portfolio during the period. If the Portfolio has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Portfolio’s net asset value. Conversely, if the Portfolio has cumulatively paid in dividends more than it has earned, the excess will constitute negative UNII that will likewise be reflected in the Portfolio’s net asset value. The Portfolio will, over time, pay all its net investment income as dividends to shareholders. As of January 31, 2013, the Portfolio had positive UNII balance, based upon our best estimate, for tax purposes and a negative UNII balance for financial reporting purposes.

6	Nuveen Investments

Performance and Expense Ratios

This is a specialized municipal bond Portfolio developed exclusively for use within Nuveen-sponsored separately managed accounts.

Returns quoted represent past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

Returns may reflect a contractual agreement between the Portfolio and the investment adviser to waive certain fees and expenses; see Notes to Financial Statements, Footnote 7 — Management Fees and Other Transactions with Affiliates for more information. In addition, returns may reflect a voluntary expense limitation by the Portfolio’s investment adviser that may be modified or discontinued at any time without notice. For the most recent month-end performance call (800) 257-8787.

Portfolio shares have no sales charge. Portfolio returns assume reinvestment of dividends and capital gains.

The expense ratios shown reflect the Portfolio’s total operating expenses (before fee waivers and/or expense reimbursements) as shown in the Portfolio’s most recent prospectus.

Performance

Average Annual Total Returns as of January 31, 2013

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	Since Inception*
Class I Shares	3.04%	7.91%	7.56%	7.22%
Barclays 7-Year Municipal Bond Index**	1.30%	3.21%	5.70%	6.26%

Average Annual Total Returns as of December 31, 2012 (Most Recent Calendar Quarter)

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	Since Inception*
Class I Shares	4.45%	10.32%	7.60%	7.20%

Expense Ratios as of Most Recent Prospectus

	Gross Expense Ratio	Net Expense Ratio
Class I Shares	0.12%	0.00%

The Adviser has agreed irrevocably during the existence of the Portfolio to waive all fees and pay or reimburse all expenses of the Portfolio, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.

*	Since inception returns are from 5/31/07.

**	Refer to the Glossary of Terms Used in this Report for definitions. This index is not available for direct investment.

Nuveen Investments	7

Yields as of January 31, 2013

8	Nuveen Investments

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.

The SEC 30-Day Yield is a standardized measure of the Portfolio’s yield that accounts for the future amortization of premiums or discounts of bonds held in the portfolio of investments. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Yield may differ from the SEC 30-Day Yield because the Portfolio may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Portfolio on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower.

	Dividend Yield	SEC 30-Day Yield	Taxable- Equivalent Yield[1]
Class I Shares	4.18%	3.05%	4.24%

1	The Taxable-Equivalent Yield is based on the Portfolio’s SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.

Holding Summaries as of January 31, 2013

This data relates to the securities held in the portfolio of investments. It should not be construed as a measure of performance for the Portfolio itself.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Bond Credit Quality1

Portfolio Composition[1]
Health Care	20.8%
Education and Civic Organizations	20.6%
Tax Obligation/Limited	16.1%
Tax Obligation/General	13.9%
Transportation	9.8%
Utilities	6.4%
Water and Sewer	6.3%
Other	6.1%

States[1]
Texas	13.6%
California	9.6%
Illinois	6.6%
Florida	5.2%
North Carolina	4.4%
New York	4.2%
Indiana	3.9%
Colorado	3.5%
Pennsylvania	3.5%
Maryland	2.9%
Louisiana	2.6%
New Jersey	2.4%
Washington	2.4%
Wisconsin	2.2%
Utah	2.1%
Missouri	2.1%
Virginia	1.9%
Massachussetts	1.9%
Iowa	1.7%
Arizona	1.5%
South Carolina	1.5%
Wyoming	1.5%
Oregan	1.4%
Georgia	1.4%
Guam	1.2%
Other	14.8%

1	As a percentage of total investments. Holdings are subject to change.

Nuveen Investments	9

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Portfolio expenses. The Example below is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value (8/01/12)	$1,000.00	$1,000.00
Ending Account Value (1/31/13)	$1,030.40	$1,025.21
Expenses Incurred During Period	$—	$—

Expenses are equal to the Portfolio’s annualized net expense ratio of 0.00% for the six-month period.

10	Nuveen Investments

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	MUNICIPAL BONDS – 95.2%

	National – 0.1%

$400	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool, 5.000%, 4/30/28 (Mandatory put 1/31/18) (Alternative Minimum Tax)	1/18 at 100.00	Ba1		$400,000
	Alabama – 0.5%

850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	10/18 at 100.00	A1		1,019,133

500	Auburn University, Alabama, General Fee Revenue Bonds, Series 2011A, 5.000%, 6/01/41	6/21 at 100.00	Aa2		572,635
1,350	Total Alabama				1,591,768
	Alaska – 0.6%

	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
735	4.625%, 6/01/23	6/14 at 100.00	Ba1		738,021
1,265	5.000%, 6/01/46	6/14 at 100.00	B+		1,118,045
2,000	Total Alaska				1,856,066
	Arizona – 1.5%

1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+		1,148,700

300	Arizona State, Certificates of Participation, Series 2010A, 5.000%, 10/01/27 – AGM Insured	10/19 at 100.00	AA–		343,602

1,195	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R	(4)	1,474,116

500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 10-9W, 18.222%, 1/01/38 (IF) (5)	1/18 at 100.00	Aa1		778,080

450	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Charter Schools, Series 2012, 4.625%, 3/01/22	No Opt. Call	BB+		446,526

345	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2011, 7.625%, 3/01/31	3/21 at 100.00	BB+		402,518

65	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R		59,391
3,855	Total Arizona				4,652,933
	Arkansas – 0.4%

1,100	Conway Health Facilities Board, Arkansas, Hospital Revenue Bond, Conway Regional Medical Center, Improvement Series 2012, 4.450%, 8/01/32	8/22 at 100.00	BBB+		1,142,064
	California – 9.2%

500	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Casa de Lad Campanas, Series 2010, 6.000%, 9/01/37	9/20 at 100.00	A		581,340

700	Anaheim Public Finance Authority, California, Electric Distribution Revenue Bonds, Series 1999, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	N/R		737,100

655	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2010-U1, 5.250%, 4/01/40	No Opt. Call	AAA		913,037

500	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3144, 19.452%, 10/01/16 (IF)	10/18 at 100.00	Aa1		861,220

1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A		1,162,610

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$295	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 4.750%, 8/01/22	No Opt. Call	BB+	$297,021

1,300	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	Baa2	1,433,237

755	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/33 (WI/DD, Settling 2/07/13)	10/22 at 100.00	BBB–	767,692

1,155	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2012C, 4.250%, 6/01/17	No Opt. Call	BBB–	1,159,481

575	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2009H, 5.500%, 11/01/27	11/19 at 100.00	A2	676,896

1,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.500%, 4/01/33	4/19 at 100.00	A1	1,245,030

60	California State, General Obligation Veterans Bonds, Refunding Series 2005CB, 5.050%, 12/01/36 (Alternative Minimum Tax)	6/15 at 100.00	AA	61,447

450	California State, General Obligation Bonds, Refunding Various Purpose Series 2012B, 6.500%, 4/01/33	4/19 at 100.00	A1	450,999

2,000	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2012A, 1.100%, 4/01/52	2/17 at 100.00	A+	2,008,240

720	California, Various Purpose General Obligation Bonds, Series 1997, 5.625%, 10/01/21 – FGIC Insured	4/13 at 100.00	AA+	726,098

405	Compton Unified School District, Los Angeles County, California, General Obligation Bonds, 2002 Election, Refunding Series 2006D, 0.000%, 6/01/22 – AMBAC Insured	No Opt. Call	Aa3	278,442

1,000	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A, 0.000%, 11/01/21	No Opt. Call	A	713,530

1,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2009A, 6.000%, 8/01/25 – AGC Insured	8/19 at 100.00	AA–	1,243,500

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
1,100	5.000%, 6/01/17	4/13 at 100.00	A2	1,102,651
200	5.000%, 6/01/45	6/15 at 100.00	A2	208,276
130	5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A2	135,379
30	4.625%, 6/01/45	6/15 at 100.00	A2	30,766
135	4.625%, 6/01/45 – RAAI Insured	6/15 at 100.00	A2	138,445

165	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	6/17 at 100.00	B	153,628

1,000	Long Beach, California, Harbor Revenue Bonds, Series 2005A, 5.000%, 5/15/23 – NPFG Insured (Alternative Minimum Tax)	5/15 at 100.00	AA	1,092,400

1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2009A, 5.250%, 5/15/29	5/19 at 100.00	AA	1,161,290

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2008A-2, 5.250%, 7/01/32	7/18 at 100.00	AA–	575,395

750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A	889,463

1,000	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds, Series 2012B-1, 0.500%, 7/01/27	11/14 at 100.00	Aa1	1,000,020

85	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	99,878

1,000	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	4/13 at 102.00	BB	1,021,700

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2009D, 3.500%, 5/01/28	No Opt. Call	A+	$2,086,720

850	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2006A, 5.000%, 11/01/25 – AGM Insured	5/16 at 100.00	AA–	954,346

225	Stockton Unified School District, San Joaquin County, California, Certificates of Participation, Series 2007, 4.375%, 2/01/31 – AMBAC Insured	2/17 at 100.00	A–	222,926

	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2008A:
25	4.000%, 8/01/15 – AGM Insured	No Opt. Call	AA–	26,734
100	5.000%, 8/01/24 – AGC Insured	8/16 at 102.00	AA–	108,638

	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Series 2006:
110	5.000%, 9/01/19 – FGIC Insured	9/15 at 100.00	A	117,887
300	4.250%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	308,133

500	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.400%, 9/01/32	9/21 at 100.00	BBB+	598,725

750	University of California, Hospital Revenue Bonds, UCLA Medical Center, Series 2004A, 5.250%, 5/15/30 – AMBAC Insured	5/13 at 100.00	N/R	765,383

750	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2009B, 5.000%, 10/01/34	10/19 at 100.00	AA+	849,435
26,775	Total California			28,965,138
	Colorado – 3.4%

1,605	Arapahoe County Water and Wastewater Public Improvement District, Colorado, General Obligation Bonds, Refunding Series 2012, 3.000%, 12/01/29	12/22 at 100.00	AA–	1,576,784

1,845	Colorado Health Facilities Authority, Colorado, Revenue Bonds, National Jewish Medical and Research Center, Series 2012, 5.000%, 1/01/20	No Opt. Call	BBB	2,059,850

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	BBB+	543,165

1,635	Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, Tender Option Bond Trust 1131, 5.000%, 12/01/28 (UB) (5)	12/22 at 100.00	A–	1,865,976

1,000	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2012H, 4.000%, 3/15/27	No Opt. Call	Aa2	1,091,020

280	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13 – AMBAC Insured	No Opt. Call	A+	295,694

300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	BBB	327,000

535	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	580,400

500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	533,725

1,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	1,214,740

500	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	530,370
9,700	Total Colorado			10,618,724
	Connecticut – 0.3%

670	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2009, Trust 3363, 13.816%, 7/01/15 (IF)	7/17 at 100.00	AAA	963,614

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Delaware – 0.5%

$1,440	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Series 2012, 3.875%, 9/01/22	3/22 at 100.00	BBB	$1,490,414
	District of Columbia – 0.1%

450	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40	5/13 at 100.00	Baa1	467,996
	Florida – 4.9%

1,440	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 5.250%, 9/01/30	9/20 at 100.00	BBB	1,522,901

	Broward County, Florida, Port Facilities Revenue Bonds, Refunding Series 2011B:
1,000	5.000%, 9/01/23 – AGM Insured (Alternative Minimum Tax)	9/21 at 100.00	AA–	1,127,100
1,130	4.625%, 9/01/27 – AGM Insured (Alternative Minimum Tax)	9/21 at 100.00	AA–	1,234,209

265	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	AA+	286,314

2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund, Refunding Series 2011B, 5.125%, 6/01/27 (Alternative Minimum Tax)	6/21 at 100.00	AA+	2,318,417

885	Gulf Breeze, Florida, Revenue Improvement Non-Ad Valorem Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	N/R	920,143

2,000	Hillsborough County, Florida, Solid Waste and Resource Recovery Revenue Bonds, Series 2006A, 5.000%, 9/01/25 – AMBAC Insured (Alternative Minimum Tax)	9/16 at 100.00	AA	2,130,820

625	Jacksonville Port Authority, Florida, Revenue Bonds, Refunding Series 2012, 4.500%, 11/01/32 (Alternative Minimum Tax)	11/22 at 100.00	A2	651,275

2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A, 5.000%, 6/15/24	6/22 at 100.00	BB	2,055,640

1,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s Hospital, Series 2010A, 5.250%, 8/01/21	8/20 at 100.00	A	1,164,710

500	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2008B, 5.250%, 5/01/31 – AGC Insured	5/18 at 100.00	AA–	570,115

1,030	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2012B, 4.000%, 10/01/42	4/22 at 100.00	A	1,055,008

400	Sanibel, Florida, General Obligation Bonds, Series 2006, 4.350%, 2/01/36 – AMBAC Insured	8/16 at 100.00	N/R	415,320

110	The City of Miami, Florida, Special Revenue Refunding Bonds, Series 1987, 0.000%, 1/01/15 – NPFG Insured	No Opt. Call	Baa2	102,309

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	3,588

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	8,643

10	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	4,239

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (6)	No Opt. Call	N/R	—

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT, 6.375%, 5/01/17 (6)	No Opt. Call	N/R	2,787

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.375%, 5/01/17	No Opt. Call	N/R	14,652

35	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2, 6.375%, 5/01/17 (6)	No Opt. Call	N/R	16,731
14,475	Total Florida			15,604,921

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia – 1.3%

$1,155	Athens-Clarke County Unified Government Development Authority, Georgia, Revenue Bonds, University of Georgia Athletic Association Project, Series 2011, 5.250%, 7/01/28	7/21 at 100.00	Aa3	$1,369,183

650	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.250%, 7/01/27	7/17 at 100.00	Aa3	734,604

60	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2011A, 5.000%, 1/01/19	No Opt. Call	A+	71,491

500	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	551,660

750	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA+	854,805

530	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	No Opt. Call	AA–	593,998
3,645	Total Georgia			4,175,741
	Guam – 1.2%

1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 4.500%, 7/01/18	No Opt. Call	Ba2	1,042,660

	Guam Government, General Obligation Bonds, 2009 Series A:
215	5.750%, 11/15/14	No Opt. Call	B+	224,978
1,515	6.000%, 11/15/19	No Opt. Call	B+	1,671,227

500	Guam International Airport Authority, Revenue Bonds, Series 2003C, 5.375%, 10/01/19 – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	BBB	507,520

235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	262,951
3,465	Total Guam			3,709,336
	Hawaii – 0.5%

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company Inc., Refunding Series 2007B, 4.600%, 5/01/26 – FGIC Insured (Alternative Minimum Tax)	3/17 at 100.00	Baa1	1,555,875
	Idaho – 1.2%

750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34	6/18 at 100.00	A3	889,223

1,000	Idaho Housing and Finance Association, Economic Development Facilities Recovery Zone Revenue Bonds, TDF Facilities Project, Series 2010A, 6.500%, 2/01/26	2/21 at 100.00	A	1,149,050

30	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2008A-1, 6.250%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	AAA	30,390

	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mittigation Series 2012A:
430	4.750%, 9/01/25	9/22 at 100.00	Baa1	468,859
1,070	4.600%, 9/01/27	9/22 at 100.00	Baa1	1,135,184
3,280	Total Idaho			3,672,706
	Illinois – 6.3%

1,000	Berwyn, Illinois, General Obligation Bonds, Refunding Series 2004, 5.000%, 12/01/13 – AMBAC Insured	No Opt. Call	N/R	1,030,040

1,000	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 6.000%, 11/01/35	11/20 at 100.00	BBB	1,146,420

750	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2012A, 4.000%, 1/01/32 (Alternative Minimum Tax)	1/22 at 100.00	A2	775,875

750	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Refunding Series 2010D, 5.250%, 1/01/18 (Alternative Minimum Tax)	No Opt. Call	A2	882,233

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$500	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	$538,485

1,000	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BBB–	1,155,370

360	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 1122, 17.240%, 9/01/32 (IF) (5)	9/22 at 100.00	A–	487,710

750	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	AA–	856,448

650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa2	724,763

975	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	1,131,585

150	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/35 – NPFG Insured	5/17 at 100.00	AA–	157,205

700	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB+	788,914

25	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 1999, 5.500%, 8/15/19	8/19 at 100.00	BBB–	25,044

665	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17	No Opt. Call	BBB+	667,660

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
400	4.000%, 10/01/19	No Opt. Call	Baa1	436,368
170	4.000%, 10/01/22	No Opt. Call	Baa1	183,826

1,275	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.000%, 6/01/18	No Opt. Call	A	1,486,229

230	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA	275,487

3,100	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/29 – NPFG Insured	No Opt. Call	AA	4,175,480

2,050	Saint Charles, Illinois, General Obligation Bonds, Series 2012A, 3.250%, 12/01/32	12/22 at 100.00	Aa1	2,012,813

750	Southwestern Illinois Development Authority, Local Goverment Program Bonds, St. Clair County Community Unit School District 19 Mascoutah, Series 2009, 5.750%, 2/01/29 – AGC Insured	2/19 at 100.00	AA–	906,345
17,250	Total Illinois			19,844,300
	Indiana – 3.8%

750	Columbus, Indiana, General Obligation Bonds, Series 2009, 4.500%, 7/15/23	7/19 at 100.00	N/R	838,290

1,000	Fishers Redevelopment District, Indiana, General Obligation Bonds, Saxony Project Series 2009, 5.250%, 7/15/34	1/20 at 100.00	AA	1,136,590

2,750	Franklin Township Multi-School Building Corporation, Indianapolis, Indiana, Ad Valorem Property Tax First Mortgage Bonds, Refunding Series 2012A, 4.000%, 1/15/37	1/23 at 100.00	AA+	2,877,185

830	Hendricks County, Indiana, Redevelopment District Tax Increment Revenue Bonds, Refunding Series 2010B, 6.450%, 1/01/23	1/16 at 100.00	Baa2	874,920

2,000	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007-B2, 0.760%, 10/15/22	No Opt. Call	A2	1,768,940

1,500	Indiana Finance Authority, Educational Facilities Refunding Revenue Bonds, Butler University Project, Series 2012A, 5.000%, 2/01/25	2/22 at 100.00	BBB+	1,676,730

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)

$525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	BB+	$569,620

900	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Union Hospital, Series 1993, 5.125%, 9/01/18	4/13 at 100.00	Baa2	903,177

250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22	1/18 at 100.00	A+	293,083

855	Portage Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2008, 5.250%, 1/15/19 – CIFG Insured	1/18 at 100.00	AA–	952,205
11,360	Total Indiana			11,890,740
	Iowa – 1.6%

	Des Moines Airport Authority, Iowa, Revenue Bonds, Refunding Capital Loan Notes Series 2012:
1,000	5.000%, 6/01/27 (Alternative Minimum Tax)	6/22 at 100.00	A2	1,119,100
1,000	5.000%, 6/01/28 (Alternative Minimum Tax)	6/22 at 100.00	A2	1,113,870

745	Des Moines, Iowa, Aviation System Revenue Bonds, Refunding Capital Loan Notes Series 2010B, 5.750%, 6/01/33 – AGM Insured (Alternative Minimum Tax)	6/20 at 100.00	AA–	864,304

2,000	Iowa State, Hospital Revenue Bonds, University of Iowa Hospitals and Clinics, SUI Series 2012, 4.000%, 9/01/34	9/22 at 100.00	AA	2,083,260
4,745	Total Iowa			5,180,534
	Kansas – 0.8%

1,240	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.375%, 3/01/30	3/20 at 100.00	A+	1,403,395

1,000	Kansas State Independent College Finance Authority, Revenue Anticipation Notes, Ottawa University, Private Education Short-Term Loan Program, Series 2012C, 5.500%, 5/01/13	No Opt. Call	N/R	1,000,760
2,240	Total Kansas			2,404,155
	Kentucky – 0.7%

500	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA–	558,785

1,570	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 5.250%, 3/01/19	No Opt. Call	A3	1,794,494
2,070	Total Kentucky			2,353,279
	Louisiana – 2.4%

870	Caddo Parish Parishwide School District, Louisiana, General Obligation Bonds, Refunding Series 2013, 3.000%, 3/01/30 (WI/DD, Settling 3/06/13)	3/23 at 100.00	AA–	851,495

1,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Refunding Series 2012, 3.625%, 10/01/29 – AGM Insured	10/22 at 100.00	AA–	1,024,100

	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, South Louisiana Facilities Corporation Project, Refunding Series 2012:
1,070	3.000%, 10/01/24	10/22 at 100.00	AA–	1,057,802
1,085	3.125%, 10/01/25	10/22 at 100.00	AA–	1,083,058

970	Lafourche Parish, Louisiana, Road Revenue Bonds, Series 2005, 4.500%, 1/01/25 – RAAI Insured	No Opt. Call	N/R	978,478

835	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007, 5.000%, 7/01/16 – CIFG Insured	No Opt. Call	Baa2	920,370

50	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.375%, 5/15/31	5/21 at 100.00	Baa1	60,242

1,315	New Orleans, Louisiana, Water Revenue Bonds, Series 2002, 5.000%, 12/01/16 – FGIC Insured	4/13 at 100.00	BBB	1,318,629

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)

$430	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	4/13 at 100.00	A–	$438,596
7,625	Total Louisiana			7,732,770
	Maine – 0.6%

920	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2012A-1, 4.000%, 11/15/24 – AGM Insured (Alternative Minimum Tax)	11/21 at 100.00	AA+	972,790

1,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2012A-2, 3.600%, 11/15/26	11/21 at 100.00	AA+	1,054,730
1,920	Total Maine			2,027,520
	Maryland – 2.8%

845	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project, Refunding Series 2012, 4.000%, 9/01/21	No Opt. Call	A2	952,442

1,000	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2012, 3.000%, 8/01/27	No Opt. Call	AAA	1,020,690

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
375	5.250%, 9/01/19 – SYNCORA GTY Insured	9/16 at 100.00	BB+	397,170
140	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	142,969

1,000	Maryland Economic Development Corporation, Lease Revenue Bonds, Maryland Public Health Laboratory Project, Series 2011, 4.000%, 6/01/29	6/21 at 100.00	AA+	1,082,810

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa2	595,755

1,405	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R	1,401,010

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2012:
1,000	5.000%, 7/01/25	7/22 at 100.00	BBB	1,139,650
1,000	5.000%, 7/01/26	7/22 at 100.00	BBB	1,144,450

1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2012A, 3.000%, 11/01/28	No Opt. Call	AAA	1,021,180
8,265	Total Maryland			8,898,126
	Massachusetts – 1.8%

1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.000%, 4/01/31	4/21 at 100.00	AA–	1,134,190

750	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/31	10/19 at 100.00	BBB	930,840

1,085	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2012J, 5.000%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	AA	1,207,345

300	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28 (6)	1/18 at 100.00	N/R	1,557

535	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.972%, 12/15/34 (IF) (5)	12/19 at 100.00	AAA	819,524

1,675	Massachusetts State, General Obligation Bonds, Refunding Series 2012A, 0.630%, 2/01/16	8/15 at 100.00	AA+	1,675,084
5,345	Total Massachusetts			5,768,540
	Michigan – 1.0%

30	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 1998C, 5.250%, 5/01/16 – FGIC Insured	No Opt. Call	Aa2	33,771

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Michigan (continued)

$250	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/14 – SYNCORA GTY Insured	4/13 at 100.00	B		$246,520

100	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 4.000%, 4/01/14 – AMBAC Insured	No Opt. Call	B		96,654

1,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A, 4.875%, 8/15/27	8/17 at 100.00	N/R		982,110

500	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011, 7.750%, 7/15/26	7/21 at 100.00	BB		528,105

750	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Alma College Project, Series 2008, 5.500%, 6/01/28	6/18 at 100.00	A3		835,290

300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–		312,630
2,930	Total Michigan				3,035,080
	Minnesota – 0.2%

500	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 3.750%, 7/01/15	No Opt. Call	BBB+		512,430
	Mississippi – 0.7%

1,500	Jackson County, Mississippi, Certificates of Participation, Correctional Facility Project, Series 2012, 3.375%, 7/01/29	7/22 at 100.00	AA–		1,492,110

750	Medical Center Educational Building Corporation, Revenue Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2012A, 5.000%, 6/01/41	6/22 at 100.00	Aa2		854,580
2,250	Total Mississippi				2,346,690
	Missouri – 2.0%

1,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 5.625%, 3/01/34	3/18 at 100.00	A		1,117,630

900	Hannibal Industrial Development Authority, Missouri, Health Facilities Refunding Revenue Bonds, Hannibal Regional Hospital, Refunding Series 2010, 5.500%, 9/01/20	9/13 at 100.00	BBB+		929,628

1,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009C, 5.750%, 11/01/29	11/14 at 100.00	A–		1,068,490

600	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, Independence Electric System Projects, Series 2009D, 5.750%, 6/01/34 (Pre-refunded 6/01/14)	6/14 at 100.00	A	(4)	643,128

500	Missouri State Board of Public Building, Special Obligation Bonds, Refunding Series 2012A, 3.000%, 10/01/26	10/20 at 100.00	AA+		512,340

287	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	1/28 at 100.00	N/R		213,207

1,500	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/18	No Opt. Call	BBB+		1,722,105
5,787	Total Missouri				6,206,528
	Nebraska – 0.2%

500	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008B, 6.125%, 8/15/31	8/17 at 100.00	A2		560,985
	Nevada – 0.0%

100	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R		104,228

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Hampshire – 0.2%

$580	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 5.000%, 7/01/27	No Opt. Call	BBB+	$654,478
	New Jersey – 2.3%

	Florence Township School District, Burlington County, New Jersey, General Obligation Bonds, Series 2012:
1,600	4.000%, 3/01/26	3/22 at 100.00	AA–	1,749,392
1,660	4.000%, 3/01/29	3/22 at 100.00	AA–	1,789,048

1,280	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/16	No Opt. Call	BBB+	1,431,245

45	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007U, 5.000%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	46,706

1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.250%, 6/15/26	No Opt. Call	A+	1,194,870

500	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/22	No Opt. Call	A+	615,740

580	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	B2	526,994
6,665	Total New Jersey			7,353,995
	New Mexico – 0.2%

600	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds CL 1, Series 2008A-2, 5.600%, 1/01/39 (Alternative Minimum Tax)	1/18 at 102.00	AA+	646,110
	New York – 4.0%

750	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2012B, 5.000%, 7/01/38	7/22 at 100.00	AA+	869,903

675	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A, 5.250%, 2/01/27	2/17 at 100.00	BBB–	691,484

250	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	Aa2	308,940

470	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Winthrop-University Hospital Association, Series 2012, 5.000%, 7/01/19	No Opt. Call	Baa1	545,444

100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R	100,580

1,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	9/16 at 100.00	BBB	1,034,190

500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 18.202%, 10/01/16 (IF)	6/17 at 100.00	AA+	762,940

500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B, 5.500%, 10/15/27	No Opt. Call	AAA	689,055

80	New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, Series 87, 5.150%, 4/01/17	4/13 at 100.00	Aa1	81,538

930	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/19	6/13 at 100.00	AA–	945,829

	Newburgh, Orange County, New York, General Obligation Bonds, Deficit Liquidation, Series 2012B:
605	5.000%, 6/15/24	6/22 at 100.00	Ba1	634,500
635	5.000%, 6/15/25	6/22 at 100.00	Ba1	661,988

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)

$915	Newburgh, Orange County, New York, General Obligation Bonds, Series 2012A, 5.000%, 6/15/25 – AGC Insured	6/22 at 100.00	Ba1	$953,888

300	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A, 4.000%, 5/01/16	No Opt. Call	BBB+	320,952

1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Fifth Series 2012, 3.000%, 12/01/27	No Opt. Call	AA–	1,016,630

1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty-Ninth Series 2011, 5.000%, 10/15/24 (Alternative Minimum Tax)	10/21 at 100.00	AA–	1,484,788

450	Saratoga County Water and Sewer Authority, New York, Revenue Bonds, Series 2008, 5.000%, 9/01/38	9/18 at 100.00	AA	494,118

1,000	Syracuse, New York, General Obligation Bonds, Airport Terminal Security Access Improvement Series 2011A, 5.000%, 11/01/36 (Alternative Minimum Tax)	11/21 at 100.00	A1	1,091,280
11,410	Total New York			12,688,047
	North Carolina – 4.2%

665	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 14.155%, 7/01/38 (IF) (5)	7/20 at 100.00	AAA	971,538

2,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Refunding Revenue Bonds, Carolinas HelathCare System, Series 2009A, 5.250%, 1/15/34 (UB) (5)	1/19 at 100.00	AA–	2,251,280

2,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.000%, 1/15/31	1/21 at 100.00	AA–	2,272,860

1,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A, 5.000%, 1/01/26	7/22 at 100.00	A–	1,777,605

350	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	457,639

500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/20	1/18 at 100.00	A–	585,310

340	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 11808, 22.420%, 6/01/18 (IF)	No Opt. Call	AA	590,702

2,000	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/34	11/16 at 100.00	AA–	2,114,920

500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/19	1/18 at 100.00	A	590,495

500	Pender County, North Carolina, Limited General Obligation Bonds, Series 2012, 4.500%, 6/01/36	6/22 at 100.00	Aa3	551,010

1,000	University of North Carolina at Chapel Hill, General Revenue Bonds, Index Tender Series 2012B, 0.904%, 12/01/41	6/01 at 100.00	Aaa	999,910

100	University of North Carolina System, Pooled Revenue Bonds, Series 2004B, 4.000%, 4/01/15 – AMBAC Insured	4/14 at 100.00	N/R	102,724
11,455	Total North Carolina			13,265,993
	North Dakota – 0.7%

1,500	University of North Dakota, Housing and Auxiliary Faciilities Revenue Bonds, Refunding Series 2012, 5.000%, 4/01/32	4/22 at 100.00	Aa3	1,743,375

	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006:
150	5.250%, 7/01/16	No Opt. Call	BBB–	163,245
340	5.125%, 7/01/29	7/16 at 100.00	BBB–	348,541
1,990	Total North Dakota			2,255,161

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Ohio – 0.8%

	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
$70	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2	(4)	$71,683
70	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2	(4)	71,683

1,875	Ohio State University, General Receipts Bonds, Special Purpose Series 2013A, 3.000%, 6/01/27	No Opt. Call	Aa2		1,880,100

500	Summit County Port Authority, Ohio, Development Revenue Bonds, County NonTax Revenues, Series 2012, 5.000%, 12/01/31	12/22 at 100.00	Aa2		575,165
2,515	Total Ohio				2,598,631
	Oklahoma – 0.4%

1,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2011B, 5.000%, 1/01/26	1/21 at 100.00	AA–		1,206,030
	Oregon – 1.4%

1,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B, 5.000%, 6/15/27 – AGM Insured	6/17 at 100.00	AA+		1,145,780

750	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 5.000%, 9/01/21	No Opt. Call	BBB+		856,958

	Lafayette, Yamhill County, Oregon, General Obligation Bonds, Full Faith Credit Refunding Series 2012:
345	3.000%, 12/01/16 – AGM Insured	No Opt. Call	Baa1		359,728
365	3.000%, 12/01/18 – AGM Insured	No Opt. Call	Baa1		381,447
390	3.250%, 12/01/20 – AGM Insured	No Opt. Call	Baa1		408,248

1,150	Sutherlin, Douglas County, Oregon, Water Revenue Bonds, Anticipation Notes Series 2012, 1.400%, 11/15/13	No Opt. Call	N/R		1,150,679
4,000	Total Oregon				4,302,840
	Pennsylvania – 2.9%

1,200	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Variable Rate Demand Obligation Series 2012B, 1.650%, 11/01/39	7/17 at 102.00	Aa3		1,211,796

500	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/25	6/17 at 100.00	BBB		522,720

30	Harrisburg, Dauphin County, Pennsylvania, General Obligation Refunding Bonds, Series 1997D, 0.000%, 3/15/15 – AMBAC Insured	No Opt. Call	N/R		25,906

	Harrisburg, Dauphin County, Pennsylvania, General Obligation Refunding Notes, Series 1997F:
30	0.000%, 3/15/13 – AMBAC Insured	No Opt. Call	N/R		29,752
1,200	0.000%, 3/15/17 – AMBAC Insured	No Opt. Call	N/R		898,824

1,250	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Refunding Series 2011, 5.500%, 7/01/26	7/21 at 100.00	A		1,481,400

500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 5.000%, 1/01/14	No Opt. Call	BBB+		511,775

1,000	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Refunding Bonds, Aqua Pennsylvania, Inc. Project, Series 2010A, 5.000%, 12/01/34 (Alternative Minimum Tax)	12/20 at 100.00	AA–		1,113,910

300	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	AA		328,788

280	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 5.000%, 8/01/20	No Opt. Call	BBB+		292,342

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	BBB+		1,089,590

500	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012B, 5.000%, 7/01/17	No Opt. Call	BBB–		550,085

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)

$870	Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.000%, 4/01/23	4/19 at 100.00	A2	$1,025,713
8,660	Total Pennsylvania			9,082,601
	Puerto Rico – 0.2%

500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB, 5.250%, 7/01/18 – AMBAC Insured	No Opt. Call	BBB+	533,660
	Rhode Island – 0.4%

250	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A	277,953

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
695	6.000%, 6/01/23	4/13 at 100.00	Baa1	704,362
150	6.125%, 6/01/32	4/13 at 100.00	BBB+	151,499
1,095	Total Rhode Island			1,133,814
	South Carolina – 1.4%

500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.125%, 12/01/30	12/16 at 100.00	Aa3	555,550

500	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/26	11/21 at 100.00	AA–	585,455

740	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 6.000%, 8/01/13	No Opt. Call	BBB+	759,773

1,200	South Carolina Jobs-Economic Development Authority, Hospital Refunding Revenue Bonds, Georgetown Hospital System, Series 2012B, 4.000%, 2/01/30 – AGM Insured	2/17 at 100.00	A3	1,215,720

300	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 5.000%, 10/01/15 – SYNCORA GTY Insured	No Opt. Call	A1	335,289

250	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	283,185

750	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2012B, 4.000%, 10/01/30	10/22 at 100.00	A1	803,070
4,240	Total South Carolina			4,538,042
	South Dakota – 0.1%

210	South Dakota Educational Enhancement Funding Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002B, 6.500%, 6/01/32	4/13 at 100.00	A3	212,352
	Tennessee – 0.7%

1,000	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.000%, 10/01/30	10/20 at 100.00	N/R	1,127,700

1,250	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Vanderbilt University, Variable Rate Demand Obligation Series 2012B, 0.750%, 10/01/38	4/17 at 100.00	Aa2	1,250,000
2,250	Total Tennessee			2,377,700
	Texas – 13.0%

750	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp Inc., Series 2009A, 6.000%, 8/15/29	8/19 at 100.00	BBB	863,933

2,000	Austin Community College District Public Facility Corporation, Texas, Lease Revenue Bonds, Hays New Campus Project, Series 2012, 4.125%, 8/01/36	8/22 at 100.00	AA	2,120,720

1,385	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005A. Remarketed, 5.750%, 4/01/26	4/20 at 100.00	Baa2	1,575,576

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$965	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2011, 4.800%, 8/15/21	No Opt. Call	BBB	$1,090,325

	Clifton Higher Education Finance Corporation, Education Revenue Bonds, Idea Public Schools, Series 2012:
300	2.150%, 8/15/14	No Opt. Call	BBB	302,223
300	2.250%, 8/15/15	No Opt. Call	BBB	303,633
300	2.350%, 8/15/16	No Opt. Call	BBB	304,908

675	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2010A, 4.300%, 12/01/16	No Opt. Call	BBB–	701,561

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A:
315	3.100%, 12/01/22	No Opt. Call	BBB–	314,461
1,625	4.400%, 12/01/47	12/22 at 100.00	BBB–	1,631,354

2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012F, 5.000%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A+	2,235,800

1,500	Frisco Independent School District, Collin and Denton Counties, Texas, General Obligation Bonds, Series 2008A, 6.000%, 8/15/38	8/18 at 100.00	Aaa	1,838,235

	Harris County Water Control and Improvement District 74, Texas, Unlimited Tax General Obligation Bonds, Series 2010:
210	4.550%, 8/01/23	2/18 at 100.00	N/R	224,637
195	5.000%, 8/01/36	2/18 at 100.00	N/R	211,710
1,515	5.200%, 8/01/39	2/18 at 100.00	N/R	1,658,743

2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2012B, 0.900%, 5/15/34	12/16 at 100.00	AA	2,007,580

1,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Refunding Series 2012, 5.000%, 9/01/29	9/13 at 100.00	A2	1,022,940

1,000	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011A, 5.000%, 7/01/22 (Alternative Minimum Tax)	7/21 at 100.00	A+	1,187,010

1,630	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series Series 2012A, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	A+	1,857,630

100	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/32	8/14 at 37.33	AAA	36,471

2,000	Midland College District, Texas, General Obligation Bonds, Series 2012, 3.000%, 2/15/25	2/22 at 100.00	AA	2,035,900

2,500	Montgomery County Muncipal Utility District 46, Texas, General Obligation Bonds, Refunding Series 2013, 3.125%, 3/01/30 (WI/DD, Settling 2/27/13)	3/21 at 100.00	AA–	2,445,422

400	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W. Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/32	2/15 at 103.00	BBB–	422,192

2,000	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012, 4.125%, 8/15/32	8/22 at 100.00	AA	2,084,120

1,000	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 5.125%, 12/01/42	6/22 at 100.00	BBB–	1,081,590

375	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/38	1/18 at 100.00	A3	416,640

1,000	Rockport, Texas, Certificates of Obligation, Series 2007, 5.250%, 2/15/27 – NPFG Insured	2/17 at 100.00	AA	1,127,560

825	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2012, 5.000%, 10/01/21	No Opt. Call	BBB+	985,149

1,000	San Antonio Public Facilities Corporation, Texas, Improvement and Refunding Lease Revenue Bonds, Convention Center Refinancing and Expansion Project, Series 2012, 4.000%, 9/15/30	9/22 at 100.00	AA+	1,063,640

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$1,950	Texas State, General Obligation Bonds, College Student Loan Series 2012, 3.250%, 8/01/29 (Alternative Minimum Tax)	8/22 at 100.00	Aaa	$1,973,420

475	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	No Opt. Call	A–	525,250

2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2011, 5.250%, 7/01/23	7/21 at 100.00	Baa1	2,297,980

1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 4.700%, 9/01/20	9/19 at 100.00	BBB	1,132,240

2,000	Waco Education Finance Corporation, Texas, Revenue Bonds, Baylor University Issue Series 2012, 4.125%, 3/01/43	3/22 at 100.00	A+	2,095,700
38,290	Total Texas			41,176,253
	Utah – 2.0%

1,100	Utah Charter School Finance Authority, Charter School Revenue Bonds, Ogden Preparatory Academy, Series 2012, 3.250%, 10/15/36	No Opt. Call	AA	1,028,225

585	Utah County, Utah, Transportation Sales Tax Revenue Bonds, Series 2012, 4.000%, 12/01/31 – AGM Insured	12/21 at 100.00	AA–	641,745

	Utah Infrastructure Agency, Telecommunications & Franchise Tax Revenue, Series 2011A:
500	5.250%, 10/15/33 – AGM Insured	10/21 at 100.00	AA–	576,295
520	5.400%, 10/15/36 – AGM Insured	10/21 at 100.00	AA–	603,257

435	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 5.750%, 7/15/20	No Opt. Call	BBB–	469,108

1,550	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,682,355

90	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/15 at 102.00	N/R	91,301

95	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	No Opt. Call	BBB–	99,166

750	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust 3006, 17.860%, 6/15/26 – AGM Insured (IF) (5)	6/18 at 100.00	AAA	1,197,780
5,625	Total Utah			6,389,232
	Virgin Islands – 1.1%

500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%, 10/01/31 – ACA Insured	10/14 at 100.00	BBB+	523,570

250	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 4.000%, 10/01/20 – FGIC Insured	10/16 at 100.00	BBB+	258,655

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Baa2	1,105,350

1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/19	No Opt. Call	BBB	1,180,940

500	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes, Series 2009A-1, 5.000%, 10/01/24	10/19 at 100.00	BBB+	543,300
3,250	Total Virgin Islands			3,611,815
	Virginia – 1.9%

1,900	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Series 2008A, 5.375%, 10/01/28 (Alternative Minimum Tax)	10/18 at 100.00	AA-	2,141,376

1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2012B, 3.000%, 2/01/29	No Opt. Call	AA+	998,110

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)

$815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	$1,183,176

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
40	4.750%, 1/01/25 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	42,722
1,400	5.000%, 1/01/27 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,516,914
5,155	Total Virginia			5,882,298
	Washington – 2.3%

1,700	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011A, 5.500%, 7/01/24 (Alternative Minimum Tax)	7/21 at 100.00	AA+	2,056,898

1,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Series 2012-D, 5.000%, 7/01/35	7/22 at 100.00	Aa1	1,163,430

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	1/18 at 100.00	N/R	98,644

600	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.646%, 7/01/42 – AGM Insured (IF) (5)	7/17 at 100.00	AA+	829,590

75	Skagit County Public Hospital District 1 , Washington, Skagit Valley Hospital, Series 2007, 5.750%, 12/01/28	12/17 at 100.00	Baa2	80,593

750	University of Washington, General Revenue Bonds, Tender Option Bond Trust 3005, 17.905%, 6/01/31 – AMBAC Insured (IF)	6/17 at 100.00	Aaa	1,144,245

1,000	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30	12/20 at 100.00	Baa3	1,071,140

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
35	6.500%, 6/01/26	6/13 at 100.00	A3	35,840
660	6.625%, 6/01/32	6/13 at 100.00	Baa1	675,833
5,920	Total Washington			7,156,213
	West Virginia – 0.9%

1,150	West Virginia Higher Education Policy Commission, Revenue Bonds, Higher Education Facilities, Series 2012A, 5.000%, 4/01/29	4/22 at 100.00	Aa3	1,345,650

1,500	West Virginia Water Development Authority, Water Development Revenue Bonds, Loan Program III, Refunding Series 2012A, 3.500%, 7/01/33 (Alternative Minimum Tax)	No Opt. Call	Aa3	1,456,830
2,650	Total West Virginia			2,802,480
	Wisconsin – 2.1%

390	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyageur Foundation Inc. Detroit Project, Series 2012A, 5.500%, 10/01/22	No Opt. Call	N/R	399,368

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust Series 2010- 3184, 18.183%, 11/15/17 (IF)	No Opt. Call	AA+	771,560

1,665	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A2	1,912,719

610	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B, 5.000%, 4/01/17	No Opt. Call	A–	660,484

440	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Tender Option Bond Trust 2009-15W, 19.010%, 8/15/37 (IF) (5)	2/20 at 100.00	AA–	652,973

750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.125%, 2/15/26	2/16 at 100.00	A–	786,465

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
$1,000	6.000%, 5/01/27	5/19 at 100.00	AA–	$1,236,660
90	6.000%, 5/01/33	5/19 at 100.00	AA–	110,094
5,445	Total Wisconsin			6,530,323
	Wyoming – 1.4%

625	Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional Medical Center Project, Series 2012, 5.000%, 5/01/32	5/21 at 100.00	A+	698,525

1,000	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.000%, 9/15/26	3/21 at 100.00	A3	1,175,220

2,000	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 6.375%, 6/01/26	6/21 at 100.00	BBB	2,374,377

250	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A, 5.500%, 1/01/28	1/18 at 100.00	A2	289,824
3,875	Total Wyoming			4,537,946
$274,372	Total Municipal Bonds (cost $280,844,178)			300,669,215

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.5%

	Pennsylvania – 0.5%

$1,500	Tioga County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds, Mansfield Auxilliary Corporation Project at Mansfield University, Variable Rate Demand Obligations, Series 2012C-1, 3.000%, 3/01/14	No Opt. Call	MIG2	$1,522,455
	Total Short-Term Investments (cost $1,519,882)			1,522,455
	Total Investments (cost $282,364,060) – 95.7%			302,191,670
	Floating Rate Obligations – (0.8)%			(2,560,000)
	Other Assets Less Liabilities – 5.1%			16,266,010
	Net Assets – 100%			$315,897,680

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	27

Statement of Assets and Liabilities (Unaudited)

January 31, 2013

Assets
Investments, at value (cost $282,364,060)	$302,191,670
Cash	19,867,947
Receivables:
From Adviser	40,654
Interest	3,276,733
Shares sold	2,235,401
Other assets	2,143
Total assets	327,614,548
Liabilities
Floating rate obligations	2,560,000
Payables:
Dividends	498,914
Investments purchased	7,296,178
Shares redeemed	1,298,494
Accrued expenses:
Trustees fees	2,824
Other	60,458
Total liabilities	11,716,868
Net assets	$315,897,680
Shares outstanding	28,592,470
Net asset value per share	$11.05
Net assets consist of:
Capital paid-in	$295,842,270
Undistributed (Over-distribution of) net investment income	(255,542)
Accumulated net realized gain (loss)	483,342
Net unrealized appreciation (depreciation)	19,827,610
Net assets	$315,897,680
Authorized shares	Unlimited
Par value per share	$0.01

See accompanying notes to financial statements.

28	Nuveen Investments

Statement of Operations (Unaudited)

Six Months Ended January 31, 2013

Investment Income	$5,979,326
Expenses
Shareholder servicing agent fees and expenses	26,193
Interest expense on floating rate obligations	5,686
Custodian fees and expenses	28,910
Trustees fees and expenses	3,648
Professional fees	17,195
Shareholder reporting expenses	17,580
Federal and state registration fees	30,061
Other expenses	7,125
Total expenses before fee waiver/expense reimbursement	136,398
Fee waiver/expense reimbursement	(133,560)
Net expenses	2,838
Net investment income (loss)	5,976,488
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	1,611,891
Change in net unrealized appreciation (depreciation) of investments	967,883
Net realized and unrealized gain (loss)	2,579,774
Net increase (decrease) in net assets from operations	$8,556,262

See accompanying notes to financial statements.

Nuveen Investments	29

Statement of Changes in Net Assets (Unaudited)

	Six Months Ended 1/31/13	Year Ended 7/31/12
Operations
Net investment income (loss)	$5,976,488	$10,232,664
Net realized gain (loss) from investments	1,611,891	3,745,877
Change in net unrealized appreciation (depreciation) of investments	967,883	15,117,463
Net increase (decrease) in net assets from operations	8,556,262	29,096,004
Distributions to Shareholders
From net investment income	(6,270,136)	(10,326,285)
From accumulated net realized gains	(4,536,713)	(606,456)
Decrease in net assets from distributions to shareholders	(10,806,849)	(10,932,741)
Fund Share Transactions
Proceeds from sale of shares	74,023,162	116,910,018
Proceeds from shares issued to shareholders due to reinvestment of distributions	5,722,380	4,772,017
	79,745,542	121,682,035
Cost of shares redeemed	(30,372,824)	(44,429,234)
Net increase (decrease) in net assets from Fund share transactions	49,372,718	77,252,801
Net increase (decrease) in net assets	47,122,131	95,416,064
Net assets at the beginning of period	268,775,549	173,359,485
Net assets at the end of period	$315,897,680	$268,775,549
Undistributed (Over-distribution of) net investment income at the end of period	$(255,542)	$38,106

See accompanying notes to financial statements.

30	Nuveen Investments

[THIS PAGE INTENTIONALLY LEFT BLANK]

Nuveen Investments	31

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Year Ended July 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Invest- ment Income	From Accumulated Net Realized Gains(b)	Total	Ending Net Asset Value
2013(f)	$11.13	$.23	$.11	$.34	$(.24)	$(.18)	$(.42)	$11.05
2012	10.22	.51	.95	1.46	(.52)	(.03)	(.55)	11.13
2011	10.42	.54	(.11)	.43	(.54)	(.09)	(.63)	10.22
2010	9.80	.52	.60	1.12	(.50)	—	(.50)	10.42
2009	9.78	.49	.01	.50	(.48)	—	(.48)	9.80
2008	10.12	.49	(.37)	.12	(.46)	—	(.46)	9.78

32	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement						Ratios to Average Net Assets After Waiver/Reimbursement(d)
Total Return(c)	Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income (Loss)		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income (Loss)		Portfolio Turnover Rate
3.04%	$315,898	.09	%*	.09	%*	4.02	%*	—	%**	—	%**	4.11	%*	12%
14.66	268,776	.12		.12		4.64		—		—		4.75		29
4.38	173,359	.09		.08		5.25		.01		—		5.33		17
11.68	140,543	.17		.17		4.89		—		—		5.06		40
5.35	92,354	.25		.25		4.87		—		—		5.12		23
1.17	49,024	.44		.44		3.97		—		—		4.41		55

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Distributions include short-term capital gains, if any.
(c)	Total return is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(d)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(e)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities.
(f)	For the six months ended January 31, 2013.
*	Annualized.
**	Annualized and rounds to less than 0.1%.

See accompanying notes to financial statements.

Nuveen Investments	33

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

The Nuveen Managed Accounts Portfolios Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Municipal Total Return Managed Accounts Portfolio (the “Fund”), as a diversified fund, among others. The Trust was organized as a Massachusetts business trust on November 14, 2006.

The Fund is developed exclusively for use within Nuveen-sponsored separately managed accounts. The Fund is a specialized municipal bond Fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential than smaller managed accounts might otherwise achieve by using lower quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors.

On December 31, 2012, the Fund’s investment adviser converted from a Delaware corporation to a Delaware limited liability company. As a result, Nuveen Fund Advisors, Inc., a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), changed its name to Nuveen Fund Advisors, LLC (the “Adviser”). There were no changes to the identities or roles of any personnel as a result of the change.

The Fund’s primary investment objective is to seek attractive total return. The Fund also seeks to provide high current income exempt from regular federal income taxes. The Fund’s sub-adviser, Nuveen Asset Management, LLC (the “Sub-Adviser”) a wholly-owned subsidiary of the Adviser, uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return. The Fund invests in various types of municipal securities, including investment grade (rated BBB/Baa or better), below investment grade (rated BB/Ba or lower) and unrated municipal securities. The Fund may invest without limit in securities that generate income subject to the alternative minimum tax. The Fund will focus on securities with intermediate to longer term maturities and, as such, will generally maintain, under normal market conditions, an investment portfolio with an overall weighted average maturity of approximately 12 to 25 years. The Fund may invest up to 50% of its net assets in high yield municipal bonds, but will normally invest 10-30% of its net assets in such bonds. Such securities are commonly referred to as “high yield” securities or junk bonds. The Fund may invest up to 5% of its net assets in defaulted bonds and up to 50% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). The Fund may also make forward commitments in which the Fund agrees to buy a security for settlement in the future at a price agreed upon today.

The Fund’s most recent prospectus provides further description of the Fund’s investment objective, principal investment strategies and principal risks.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Investment Valuation

Prices of municipal bonds are provided by a pricing service approved by the Fund’s Board of Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Fund’s Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Fund’s Board of Trustees or its designee.

34	Nuveen Investments

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Fund as of the end of the reporting period.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to earmark securities in the Fund’s portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. As of January 31, 2013, the Fund had outstanding when-issued/delayed delivery purchase commitments of $4,071,436.

Investment Income

Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Legal fee refund presented on the Statement of Operations reflects a refund of workout expenditures paid in a prior reporting period, when applicable.

Income Taxes

The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

The Fund declares dividends from its net investment income daily and pays shareholders monthly. Fund shares begin to accrue dividends on the business day after the day when the monies used to purchase Fund shares are collected by the Fund’s transfer agent.

Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Derivative Financial Instruments

The Fund is authorized to invest in certain derivative instruments, including, forwards, futures, options and swap contracts. Although the Fund is authorized to invest in such derivative instruments, and may do so in the future, it did not make any such investments during the six months ended January 31, 2013.

Inverse Floating Rate Securities

The Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as the Fund) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

The Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into

Nuveen Investments	35

Notes to Financial Statements (Unaudited) (continued)

the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by the Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as “Interest expense on floating rate obligations” on the Statement of Operations.

During the six months ended January 31, 2013, the Fund invested in externally-deposited inverse floaters and self-deposited inverse floaters.

The Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which the Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, the Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of the Fund’s inverse floater investments as the Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities. As of January 31, 2013, the Fund’s maximum exposure to the floating rate obligations issued by externally-deposited Recourse Trusts was $16,350,000.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters for the Fund during the six months ended January 31, 2013, were as follows:

Average floating rate obligations outstanding	$1,621,277
Average annual interest rate and fees	0.70%

Zero Coupon Securities

The Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

36	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$300,669,215	$—	$300,669,215
Short-Term Investments:
Municipal Bonds	—	1,522,455	—	1,522,455
Total	$—	$302,191,670	$—	$302,191,670
*	Refer to the Fund’s Portfolio of Investments for state classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Fund did not invest in derivative instruments during the six months ended January 31, 2013.

4. Fund Shares

Transactions in Fund shares were as follows:

	Six Months Ended 1/31/13		Year Ended 7/31/12
	Shares	Amount	Shares	Amount
Shares sold	6,659,502	$74,023,162	10,875,376	$116,910,018
Shares issued to shareholders due to reinvestment of distributions	511,667	5,722,380	444,051	4,772,017
Shares redeemed	(2,731,634)	(30,372,824)	(4,135,088)	(44,429,234)
Net increase (decrease)	4,439,535	$49,372,718	7,184,339	$77,252,801

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended January 31, 2013, aggregated $66,799,883 and $34,822,783, respectively.

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing

Nuveen Investments	37

Notes to Financial Statements (Unaudited) (continued)

certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

Cost of investments	$279,622,823
Gross unrealized:
Appreciation	$20,341,164
Depreciation	(332,323)
Net unrealized appreciation (depreciation) of investments	$20,008,841

Permanent differences, primarily due to taxable market discount, resulted in reclassifications among the Fund’s components of net assets as of July 31, 2012, the Fund’s last tax year end, as follows:

Capital paid-in	$—
Undistributed (Over-distribution of) net investment income	32,500
Accumulated net realized gain (loss)	(32,500)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of July 31, 2012, the Fund’s last tax year end, were as follows:

Undistributed net tax-exempt income*	$702,491
Undistributed net ordinary income**	466,187
Undistributed net long-term capital gains	3,036,380
*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period July 1, 2012 through July 31, 2012, and paid on August 1, 2012.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains if any.

The tax character of distributions paid during the Fund’s last tax year ended July 31, 2012, was designated for purposes of the dividends paid deduction as follows:

Distributions from net tax-exempt income	$10,142,510
Distributions from net ordinary income**	103,587
Distributions from net long-term capital gains	517,936
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010, will not be subject to expiration. During the Fund’s last tax year ended July 31, 2012, there were no post-enactment capital losses generated.

7. Management Fees and Other Transactions with Affiliates

The Adviser does not charge any management fees or other expenses directly to the Fund. The Adviser has agreed irrevocably during the existence of the Fund to waive all fees and pay or reimburse all expenses of the Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Adviser is compensated for its services to the Fund from the fee charged at the separately managed account level.

8. New Accounting Pronouncements

Financial Accounting Standards Board (“FASB”) Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities

In January 2013, Accounting Standards Update (ASU) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact to the financial statements and footnote disclosures, if any.

38	Nuveen Investments

Notes

Nuveen Investments	39

Notes

40	Nuveen Investments

Notes

Nuveen Investments	41

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Barclays 7-Year Municipal Bond Index: An unmanaged index composed of a broad range of investment-grade municipal bonds with maturity dates of approximately seven years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage (see below) and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

Leverage: Using borrowed money to invest in securities or other assets, seeking to increase the return of an investment or portfolio.

Net Asset Value (NAV): The net market value of all securities held in a portfolio.

Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For the Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

42	Nuveen Investments

Additional Fund Information

Fund Manager

Nuveen Fund Advisors, LLC

333 West Wacker Drive

Chicago, IL 60606

Sub-Adviser

Nuveen Asset Management, LLC

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

State Street Bank & Trust Company

Boston, MA

Transfer Agent and Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting Information: You may obtain (i) the Fund’s quarterly portfolio of investments, (ii) information regarding how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. FINRA also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	43

Nuveen Investments:

Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates-Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management, and Gresham Investment Management. In total, Nuveen Investments managed $219 billion as of December 31, 2012.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

Distributed by Nuveen Securities, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

MSA-MAPS-0113P

Mutual Fund

Nuveen Managed Accounts Portfolios Trust

For investors seeking the potential for total return.

Semi-Annual Report

January 31, 2013

Fund Name	Ticker Symbol
Enhanced Multi-Strategy Income Managed Accounts Portfolio	NEMPX

LIFE IS COMPLEX.

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com

If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess

If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Chairman’s

Letter to Shareholders

Dear Shareholders,

Despite the global economy’s ability to muddle through the many economic headwinds of 2012, investors continue to have good reasons to remain cautious. The European Central Bank’s decisions to extend intermediate term financing to major European banks and to support sovereign debt markets have begun to show signs of a stabilized euro area financial market. The larger member states of the European Union (EU) are working diligently to strengthen the framework for a tighter financial and banking union and meaningful progress has been made by agreeing to centralize large bank regulation under the European Central Bank. However, economic conditions in the southern tier members are not improving and the pressures on their political leadership remain intense. The jury is out on whether the respective populations will support the continuing austerity measures that are needed to meet the EU fiscal targets.

In the U.S., the Fed remains committed to low interest rates into 2015 through its third program of Quantitative Easing (QE3). Inflation remains low but a growing number of economists are expressing concern about the economic distortions resulting from negative real interest rates. The highly partisan atmosphere in Congress led to a disappointingly modest solution for dealing with the end-of-year tax and spending issues. Early indications for the new Congressional term have not given much encouragement that the atmosphere for dealing with the sequestration legislation and the debt ceiling issues, let alone a more encompassing “grand bargain,” will be any better than the last Congress. Over the longer term, there are some encouraging trends for the U.S. economy: house prices are beginning to recover, banks and corporations continue to strengthen their financial positions and incentives for capital investment in the U.S. by domestic and foreign corporations are increasing due to more competitive energy and labor costs.

During 2012 U.S. investors have benefited from strong returns in the domestic equity markets and solid returns in most fixed income markets. However, many of the macroeconomic risks of 2012 remain unresolved, including negotiating through the many U.S. fiscal issues, managing the risks of another year of abnormally low U.S. interest rates, sustaining the progress being made in the euro area and reducing the potential economic impact of geopolitical issues, particularly in the Middle East. In the face of these uncertainties, the experienced investment professionals at Nuveen Investments seek out investments that are enjoying positive economic conditions. At the same time they are always on the alert for risks in markets subject to excessive optimism or for opportunities in markets experiencing undue pessimism. Monitoring this process is a critical function for the Fund Board as it oversees your Nuveen Fund on your behalf.

As always, I encourage you to communicate with your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board

March 25, 2013

4	Nuveen Investments

Portfolio Manager’s Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Portfolio disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

This Portfolio was developed exclusively for use within Nuveen-sponsored separately managed accounts. This Portfolio enables certain Nuveen separately managed account investors to achieve greater diversification and return potential than otherwise might be achievable.

This Portfolio is managed by Nuveen Asset Management, LLC, an affiliate of Nuveen Investments. Timothy Palmer, CFA serves as manager for the Portfolio. Here Tim discusses the investment strategies and the performance of the Portfolio for the six-month period ended January 31, 2013.

How did the Portfolio perform during the six-month period ended January 31, 2013?

The tables in the Performance and Expense Ratios section of this report provide Class I Share total returns for the Portfolio for the six-month, one-year, five-year and since inception periods ended January 31, 2013. The Portfolio’s Class I Share total returns at net asset value (NAV) outperformed the Barclays Credit/Mortgage Index during the six-month period ended January 31, 2013.

What strategies were used to manage the Portfolio during the reporting period? How did these strategies influence performance?

Under normal circumstances, the Portfolio will invest at least 80% of its assets in fixed income securities. The Portfolio will invest in various types of debt securities, including U.S. Treasury and U.S. agency bonds, U.S. investment grade corporate debt securities, U.S. high yield corporate debt securities, U.S. dollar-denominated non-U.S. government bonds, non-U.S. dollar non-U.S. government bonds, emerging market debt and other short-term securities or instruments. In addition, the Portfolio may invest a substantial portion of its assets in mortgage-backed securities, including U.S. Agency mortgage-backed securities and commercial mortgage-backed securities and asset-backed securities. The Portfolio may also engage in repurchase, reverse repurchase, dollar rolls and forward purchase agreements (these investments will be generally short-term in nature and are primarily used to seek to enhance total return and manage liquidity.

In managing the Portfolio, we seek to maximize risk-adjusted total return through active management of sector rotation, issue selection, and yield curve positioning. We employ a sector team based process to identify and implement investment opportunities based on rigorous analysis of fixed income markets. The Portfolio invests broadly across sectors, including traditional investment-grade bonds, high yield securities, foreign currencies and bonds.

Nuveen Investments	5

U.S. and global economic data was better than expected during the reporting period despite uncertainty in the U.S., Europe and China. Economic concerns stabilized in these areas, and the global economy was poised for moderate growth by the end of 2012. Investor flows continued to indicate robust demand for fixed income securities as the pressure to find yield provided a strong technical underpinning to the market. This environment was supportive of risk assets broadly and the spread sectors of the fixed income market specifically.

The Portfolio benefited from our strategic positioning during the period, which included significant overweights to both investment grade and high yield corporate bonds. These positions were the primary driver of outperformance during the period, with the Portfolio benefiting from the additional yield available in these sectors as well as the gains associated with narrowing risk premiums for credit. Investment grade corporate and high yield bonds both produced an excess return over Treasuries. The corporate bond market continued to be supported by yields, strong fundamentals, an improving economy and the Fed’s accommodative monetary policy. The high yield market was also bolstered by continued low default rates. The Portfolio’s overweight in banks and financial credits within its investment grade portfolio also added significantly to results. We have been proponents of financial credits based on their strong investment fundamentals. The market increasingly moved toward this view with financial spreads tightening versus industrials during the period, continuing their strong relative performance.

The Portfolio was also rewarded for positions in emerging market (EM) credit, which was one of the best performing sectors during the reporting period. This performance was achieved despite a record level of issuance in EM corporate bonds. Improving economic growth, rising investor confidence in EM, and the ongoing search for yield drove fund flows into the sector.

Additionally, foreign currency exposure aided performance as we emphasized growth sensitive, higher yielding currencies over the U.S. dollar. The U.S. dollar declined against most currencies globally during the reporting period. The yen also declined as the Japanese election led to aggressive fiscal and monetary policies aimed at reflation. However, the euro saw a recovery from depressed levels as investors reassessed its survival and the U.S. quantitative easing program pressured the dollar.

The Portfolio remained significantly underweight to mortgage-backed securities (MBS). While MBS slightly outperformed Treasuries, they turned in relatively lackluster results overall as investors rotated into other products after the Fed’s buying program pushed valuations to expensive levels.

The Portfolio’s duration was generally longer than that of the benchmark index since this portfolio is employed only as part of separately managed accounts. This higher level of interest rate sensitivity detracted from the Portfolio’s performance versus the benchmark index, as interest rates rose during the reporting period.

While our main strategic emphasis on non-government sectors remained in place, we took advantage of market conditions during the period to add research driven investments in the high yield sector. We also realized some gains in investment grade credit in light of stronger market valuations and repositioned holdings around individual

6	Nuveen Investments

credit themes. Overall credit exposure increased during the period. We continued to manage the Fund’s non-U.S. market and currency exposure to reflect valuation opportunities and shifting global fundamental conditions.

During the reporting period, derivatives were used in this portfolio primarily to manage the level of credit risk exposure and to manage interest rate risk. The use of credit default swaps and of interest rate swaps were positive to performance.

Risk Considerations

Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Portfolio, are subject to market risk, credit risk, interest rate risk, call risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. Asset-backed and mortgage backed securities are subject to additional risks such as prepayment risk, liquidity risk, default risk and adverse economic developments. The use of derivative instruments involves a high degree of financial risk, including the risk that the loss on a derivative may be greater than the principal amount invested.

Dividend Information

During the six-month reporting period, the Portfolio maintained a stable monthly dividend.

The Portfolio seeks to pay dividends at a rate that reflects the past and projected performance of the Portfolio. To permit a Portfolio to maintain a more stable monthly dividend, the Portfolio may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Portfolio during the period. If the Portfolio has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Portfolio’s net asset value. Conversely, if the Portfolio has cumulatively paid in dividends more than it has earned, the excess will constitute negative UNII that will likewise be reflected in the Portfolio’s net asset value. The Portfolio will, over time, pay all its net investment income as dividends to shareholders. As of January 31, 2013, the Portfolio had a positive UNII balance, based upon our best estimate, for tax purposes and a negative UNII balance for financial reporting purposes.

Nuveen Investments	7

Performance and Expense Ratios

This is a specialized Portfolio developed exclusively for use within Nuveen-sponsored separately managed accounts.

Returns quoted represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Returns may reflect a contractual agreement between the Portfolio and the investment adviser to waive certain fees and expenses; see Notes to Financial Statements, Footnote 7 — Management Fees and Other Transactions with Affiliates for more information. In addition, returns may reflect a voluntary expense limitation by the Portfolio’s investment adviser that may be modified or discontinued at any time without notice. For the most recent month-end performance call (800) 257-8787.

Portfolio shares have no sales charge. Portfolio returns assume reinvestment of dividends and capital gains.

The expense ratios shown reflect the Portfolio’s total operating expenses (before fee waivers and/or expense reimbursements) as shown in the Portfolio’s most recent prospectus.

Performance

Average Annual Total Returns as of January 31, 2013

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	Since Inception*
Class I Shares	4.75%	10.28%	11.80%	12.34%
Barclays Credit/Mortgage Index**	0.24%	3.73%	6.09%	6.48%

Average Annual Total Returns as of December 31, 2012 (Most Recent Calendar Quarter)

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	Since Inception*
Class I Shares	7.51%	13.90%	12.26%	12.49%

Expense Ratios as of Most Recent Prospectus

	Gross Expense Ratio	Net Expense Ratio
Class I Shares	2.63%	0.00%

The Portfolio’s investment adviser has agreed irrevocably during the existence of the Portfolio to waive all fees and pay or reimburse all expenses of the Portfolio, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.

*	Since inception returns are from 12/27/07.

**	Refer to the Glossary of Terms Used in this Report for definitions. This index is not available for direct investment.

8	Nuveen Investments

Yields as of January 31, 2013

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.

The SEC 30-Day Yield is a standardized measure of the Portfolio’s yield that accounts for the future amortization of premiums or discounts of bonds held in the portfolio of investments. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Yield may differ from the SEC 30-Day Yield because the Portfolio may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

	Dividend Yield	SEC 30-Day Yield
Class I Shares	5.41%	4.69%

Nuveen Investments	9

Holding Summaries as of January 31, 2013

This data relates to the securities held in the portfolio of investments. It should not be construed as a measure of performance for the Portfolio itself.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Portfolio Credit Quality1

Portfolio Allocation[2]
Corporate Bonds	49.8%
Mortgage-Backed Securities	26.5%
Short-Term Investments	18.4%
Capital Preferred Securities	2.3%
Taxable Municipal Bonds	1.2%
Sovereign Debt	1.1%
U.S. Government and Agency Obligations	0.4%
$25 Par (or similar) Preferred Securities	0.3%

Corporate Debt: Industries[3]
Diversified Financial Services	18.0%
Capital Markets	10.4%
Media	9.0%
Metals & Mining	7.7%
Commercial Banks	7.5%
Oil, Gas & Consumable Fuels	6.8%
Diversified Telecommunication Services	5.9%
Insurance	5.4%
Energy Equipment & Services	3.8%
Chemicals	3.8%
Consumer Finance	2.3%
Other	19.4%

1	As a percentage of total investments (excluding repurchase agreements and investments in derivatives). Holdings are subject to change.

2	As a percentage of total investments (excluding investments in derivatives). Holdings are subject to change.

3	As a percentage of total corporate debt holdings. Corporate debt holdings include corporate bonds (high-yield investment grade rated), convertible bonds and any other debt instruments issued by a corporation (or that references a corporation) held by the Portfolio at the end of the reporting period. The percentage of “Other” corporate debt represents the total of all corporate debt industries that recalculate to less than 2.3% of total corporate debt holdings. Holdings are subject to change.

10	Nuveen Investments

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Portfolio expenses. The Example below is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held through the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

		Hypothetical Performance
	Actual Performance	(5% annualized return before expenses)
Beginning Account Value (8/01/12)	$1,000.00	$1,000.00
Ending Account Value (1/31/13)	$1,047.50	$1,025.21
Expenses Incurred During Period	$—	$—

Expenses are equal to the Portfolio’s annualized net expense ratio of 0.00% for the six month period.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio

January 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 62.2%

	Aerospace & Defense – 0.2%

$10	Raytheon Company	4.400%	2/15/20	A–	$11,297
	Airlines – 0.5%

25	Air Canada, 144A	12.000%	2/01/16	B–	27,125
	Auto Components – 0.5%

25	Dana Holding Corporation	6.500%	2/15/19	BB	26,750
	Beverages – 0.8%

30	Anheuser Busch InBev	8.200%	1/15/39	A	47,570
	Biotechnology – 0.3%

15	STHI Holding Corporation, 144A	8.000%	3/15/18	B	16,238
	Capital Markets – 6.8%

215	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	253,653

50	Morgan Stanley	6.625%	4/01/18	A	58,904

45	Morgan Stanley	5.625%	9/23/19	A	51,036

15	Morgan Stanley	4.875%	11/01/22	BBB+	15,373
325	Total Capital Markets				378,966
	Chemicals – 2.5%

20	CF Industries Inc.	6.875%	5/01/18	BBB	24,367

40	Dow Chemical Company	4.250%	11/15/20	BBB	43,778

10	E.I. Du Pont de Nemours and Company	3.250%	1/15/15	A	10,510

25	Eastman Chemical Company	3.600%	8/15/22	BBB	25,808

5	Praxair, Inc.	4.500%	8/15/19	A	5,791

25	Rhodia SA, 144A	6.875%	9/15/20	BBB+	28,373
125	Total Chemicals				138,627
	Commercial Banks – 2.6%

25	Banco Bradesco S.A. Grand Cayman, 144A	4.125%	5/16/16	Baa1	26,250

40	HSBC Holdings PLC	6.800%	6/01/38	A+	51,761

40	Rabobank Nederland	3.875%	2/08/22	Aa2	42,307

25	Royal Bank of Scotland	6.125%	12/15/22	BBB–	25,743
130	Total Commercial Banks				146,061
	Commercial Services & Supplies – 0.9%

7	Ceridian Corporation, 144A	8.875%	7/15/19	B1	7,805

40	International Lease Finance Corporation	5.875%	4/01/19	BBB–	43,237
47	Total Commercial Services & Supplies				51,042
	Computers & Peripherals – 0.2%

10	Dell Inc.	6.500%	4/15/38	A2	9,284
	Consumer Finance – 1.5%

15	American Express Credit Corporation	1.750%	6/12/15	A+	15,278

10	American Express Credit Corporation	2.800%	9/19/16	A+	10,564

30	Discover Financial Services	5.200%	4/27/22	BBB	33,978

25	Ford Motor Credit Company	4.250%	9/20/22	Baa3	25,625
80	Total Consumer Finance				85,445
	Containers & Packaging – 0.5%

2	Intertape Polymer US Inc.	8.500%	8/01/14	B–	2,000

25	Rock-Tenn Company, 144A	3.500%	3/01/20	BBB–	25,212
27	Total Containers & Packaging				27,212

12	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 11.8%

$155	Bank of America Corporation	5.875%	1/05/21	A	$182,190

10	Bank of America Corporation	6.500%	8/01/16	A	11,563

50	Citigroup Inc.	6.125%	11/21/17	A	59,026

105	Citigroup Inc.	5.375%	8/09/20	A	122,697

40	Citigroup Inc.	6.875%	3/05/38	A	52,494

55	General Electric Capital Corporation	5.300%	2/11/21	AA	62,547

25	General Electric Capital Corporation	6.875%	1/10/39	AA+	32,854

75	JPMorgan Chase & Company	6.000%	1/15/18	A+	89,087

45	JPMorgan Chase & Company	3.200%	1/25/23	A+	44,715
560	Total Diversified Financial Services				657,173
	Diversified Telecommunication Services – 3.9%

35	AT&T, Inc.	6.800%	5/15/36	A	44,955

10	CyrusOne LP Finance, 144A	6.375%	11/15/22	B+	10,675

15	France Telecom	5.375%	7/08/19	A–	17,504

27	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	29,036

50	Qwest Corporation	6.750%	12/01/21	BBB–	58,014

45	Verizon Communications	6.250%	4/01/37	A	56,261
182	Total Diversified Telecommunication Services				216,445
	Electric Utilities – 0.3%

15	FirstEnergy Solutions Corporation	6.050%	8/15/21	BBB	17,162
	Energy Equipment & Services – 2.5%

40	Ensco PLC	4.700%	3/15/21	BBB+	44,908

15	Gulfmark Offshore Inc., 144A	6.375%	3/15/22	BB–	15,488

5	Nabors Industries Inc.	9.250%	1/15/19	BBB	6,336

5	Offshore Group Investment Limited, 144A	7.500%	11/01/19	B–	5,113

10	Precision Drilling Corporation	6.500%	12/15/21	Ba1	10,725

40	Transocean Inc.	3.800%	10/15/22	BBB–	39,629

15	Weatherford International Limited	7.000%	3/15/38	Baa2	16,860
130	Total Energy Equipment & Services				139,059
	Food & Staples Retailing – 0.8%

20	CVS Caremark Corporation	3.250%	5/18/15	BBB+	21,145

25	Supervalu Inc.	7.500%	11/15/14	B–	25,094
45	Total Food & Staples Retailing				46,239
	Food Products – 0.4%

5	Kraft Foods Inc.	6.125%	2/01/18	Baa2	6,024

15	Tyson Foods	4.500%	6/15/22	BBB	16,131
20	Total Food Products				22,155
	Gas Utilities – 0.1%

5	Ferrellgas LP	6.500%	5/01/21	B2	5,050
	Health Care Providers & Services – 0.5%

20	UnitedHealth Group Incorporated	6.875%	2/15/38	A	26,853
	Independent Power Producers & Energy Traders – 0.7%

23	Calpine Corporation, 144A	7.875%	7/31/20	BB	25,358

10	NRG Energy Inc.	7.875%	5/15/21	BB	11,200
33	Total Independent Power Producers & Energy Traders				36,558

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial Conglomerates – 0.2%

$10	Offshore Group Investment Limited	11.500%	8/01/15	B–	$10,850
	Insurance – 2.6%

25	Berkshire Hathaway Finance Corporation	5.400%	5/15/18	AA+	29,633

40	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	46,816

15	MetLife Inc.	7.717%	2/15/19	A–	19,586

20	Prudential Financial Inc.	7.375%	6/15/19	A	25,495

20	Prudential Financial Inc.	5.900%	3/17/36	A	22,705
120	Total Insurance				144,235
	Machinery – 0.2%

10	Terex Corporation	6.000%	5/15/21	B+	10,475
	Media – 5.9%

20	Comcast Corporation	6.400%	5/15/38	BBB+	24,540

10	Cox Communications Inc.	5.500%	10/01/15	BBB+	11,221

35	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	39,717

40	NBC Universal Media LLC	2.875%	1/15/23	BBB+	39,017

50	News America Holdings Inc.	6.150%	2/15/41	BBB+	60,925

55	Time Warner Cable Inc.	6.550%	5/01/37	BBB	65,040

30	Time Warner Inc.	4.875%	3/15/20	BBB	34,415

56	Viacom Inc.	4.375%	3/15/43	BBB+	52,706
296	Total Media				327,581
	Metals & Mining – 5.0%

25	Alcoa Inc.	5.400%	4/15/21	BBB–	25,944

25	ArcelorMittal	6.500%	2/25/22	BB+	27,495

40	Freeport McMoRan Copper & Gold, Inc.	3.550%	3/01/22	BBB	38,983

50	Newmont Mining Corporation	6.250%	10/01/39	BBB+	59,112

25	Teck Resources Limited	6.125%	10/01/35	BBB	27,756

25	Teck Resources Limited	6.250%	7/15/41	BBB	28,173

25	United States Steel Corporation	6.050%	6/01/17	BB	26,063

40	Vale Overseas Limited	6.875%	11/10/39	A–	47,439
255	Total Metals & Mining				280,965
	Multiline Retail – 1.5%

40	Macys Retail Holdings Inc.	3.875%	1/15/22	BBB	41,405

35	Target Corporation	5.375%	5/01/17	A+	40,891
75	Total Multiline Retail				82,296
	Oil, Gas & Consumable Fuels – 4.4%

55	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	64,608

10	Atlas Pipeline LP Finance, 144A, (WI/DD)	5.875%	8/01/23	B+	9,975

20	Enbridge Energy Partners LP	5.200%	3/15/20	BBB	22,614

15	Key Energy Services Inc., 144A	6.750%	3/01/21	BB–	15,000

10	Northern Tier Energy LLC, 144A	7.125%	11/15/20	BB–	10,500

25	Plains All American Pipeline LP	5.750%	1/15/20	BBB	29,616

10	Sabine Pass LNG LP	7.500%	11/30/16	BB+	11,100

25	SM Energy Company	6.625%	2/15/19	BB	26,438

25	SunCor Energy Inc.	6.100%	6/01/18	BBB+	30,372

25	Western Refining Inc.	11.250%	6/15/17	BB	27,125
220	Total Oil, Gas & Consumable Fuels				247,348

14	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity		Ratings (2)	Value

		Paper & Forest Products – 0.6%

$25		International Paper Company	8.700%	6/15/38		BBB	$36,484
		Pharmaceuticals – 0.2%

10		Valeant Pharmaceuticals International, 144A	6.375%	10/15/20		BB–	10,325
		Real Estate Investment Trust – 1.0%

25		HCP Inc.	3.750%	2/01/19		BBB+	26,756

25		Prologis Inc.	6.875%	3/15/20		Baa2	30,614
50		Total Real Estate Investment Trust					57,370
		Semiconductors & Equipment – 0.2%

10		Freescale Semiconductor Inc.	9.250%	4/15/18		B1	11,000
		Thrifts & Mortgage Finance – 0.6%

30		WEA Finance LLC, 144A	4.625%	5/10/21		A2	33,158
		Tobacco – 1.5%

50		Altria Group Inc.	9.950%	11/10/38		Baa1	81,505
$3,020		Total Corporate Bonds (cost $3,146,930)					3,465,903

Principal Amount (000)/ Shares		Description (1)	Coupon	Maturity		Ratings (2)	Value
		CAPITAL PREFERRED SECURITIES – 2.8%

		Commercial Banks – 1.9%

55		Wachovia Capital Trust III	5.570%	N/A	(3)	BBB+	$55,000

50		Wells Fargo Capital Trust X	5.950%	12/01/86		BBB+	51,313
		Total Commercial Banks					106,313
		Insurance – 0.9%

50		Catlin Insurance Company Limited	7.249%	N/A	(3)	BBB+	50,875
		Total Capital Preferred Securities (cost $146,289)					157,188

Principal Amount (000)/ Shares		Description (1)	Coupon			Ratings (2)	Value
		$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 0.4%

		Commercial Banks – 0.4%

20	EUR	Barclays Bank PLC	4.750%			BBB	$19,903
		Total $25 Par (or similar) Preferred Securities (cost $22,049)					19,903

Principal Amount (000)		Description (1)	Coupon	Maturity		Ratings (2)	Value
		MORTGAGE-BACKED SECURITIES – 33.0%

$242		Fannie Mae Mortgage Pool 929182	5.000%	3/01/38		Aaa	$261,155

45		Fannie Mae Mortgage Pool 946228	6.076%	9/01/37		Aaa	48,978

77		Fannie Mae Mortgage Pool 984834	5.000%	7/01/38		Aaa	82,818

985		Fannie Mae TBA Mortgage Pool MDR, (WI/DD)	5.500%	TBA		Aaa	1,053,642

200		Fannie Mae TBA Mortgage Pool, (WI/DD)	4.500%	TBA		Aaa	214,625

170		Fannie Mae TBA Mortgage Pool MDR, (WI/DD)	4.000%	TBA		Aaa	180,678
$1,719		Total Mortgage-Backed Securities (cost $1,822,491)					1,841,896

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

January 31, 2013

Principal Amount (000)		Description (1)		Optional Call Provisions (4)	Ratings (2)	Value

		TAXABLE MUNICIPAL BONDS – 1.5%

		Illinois – 1.5%

$75		Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A2	$85,514
$75		Total Taxable Municipal Bonds (cost $75,000)				85,514

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.4%

$25		United States Treasury Notes	0.750%	12/31/17	Aaa	$24,859
$25		Total U.S. Government and Agency Obligations (cost $24,859)				24,859

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SOVEREIGN DEBT – 1.4%

		Peru – 0.4%

$15		Republic of Peru	6.550%	3/14/37	BBB	$20,438
		South Africa – 1.0%

400	ZAR	Republic of South Africa	10.500%	12/21/26	A–	56,880
		Total Sovereign Debt (cost $73,376)				77,318

Principal Amount (000)		Description (1)	Coupon	Maturity		Value
		SHORT-TERM INVESTMENTS – 23.0%

$1,280		Repurchase Agreement with State Street Bank, dated 1/31/13, repurchase price $1,280,117, collateralized by $1,265,000 U.S. Treasury Notes, 1.500%, due 7/31/16, value $1,307,990	0.010%	2/01/13		$1,280,116
		Total Short-Term Investments (cost $1,280,116)				1,280,116
		Total Investments (cost $6,591,110) – 124.7%				6,952,697
		Other Assets Less Liabilities – (24.7)% (6)				(1,376,869)
		Net Assets – 100%				$5,575,828

Investments in Derivatives as of January 31, 2013

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (6)
Bank of America	Japanese Yen	9,000,000	U.S. Dollar	109,403	2/12/13	$10,978
Citibank	Euro	12,000	U.S. Dollar	15,705	3/19/13	(593)
Citibank	U.S. Dollar	213,909	Canadian Dollar	215,000	4/30/13	1,238
JPMorgan	U.S. Dollar	39,304	Mexican Peso	500,000	3/27/13	(178)
						$11,445

16	Nuveen Investments

Investments in Derivatives as of January 31, 2013 (continued)

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (7)	Current Credit Spread (8)	Notional Amount (U.S. Dollars)	Fixed Rate (Annualized)	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars) (6)
JPMorgan	Markit CDX NA HY 18 Index	Sell	4.44%	$1,800,000	5.000%	12/20/17	$53,219	$38,156
JPMorgan	Markit CDX NA IG 19 Index	Sell	0.89	1,000,000	1.000	12/20/17	6,351	4,555
								$42,711

Futures Contracts oustanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. Treasury 30-Year Bond	Short	(2)	3/13	$(286,938)	$8,433

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(7)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(8)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investments, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

MDR	Denotes investment is subject to dollar roll transactions.

N/A	Not applicable.

EUR	Euro

ZAR	South African Rand

See accompanying notes to financial statements.

Nuveen Investments	17

Statement of Assets and Liabilities (Unaudited)

January 31, 2013

Assets
Long-term investments, at value (cost $5,310,994)	$5,672,581
Short-term investments (at cost, which approximates value)	1,280,116
Cash collateral for open futures contracts	6,000
Cash denominated in foreign currencies (cost $2,183)	2,286
Credit default swaps premiums paid	16,859
Unrealized appreciation on:
Credit default swaps	42,711
Forward foreign currency exchange contracts	12,216
Receivables:
Due from broker (net of amounts uncollectable of $11,520)	1,093
From Adviser	14,811
Interest	52,971
Investments sold	27,480
Other assets	34
Total assets	7,129,158
Liabilities
Unrealized deprecation on forward foreign currency exchange contracts	771
Payables:
Dividends	25,142
Investments purchased	1,488,525
Variation margin on futures contracts	813
Accrued expenses:
Trustees fees	44
Other	38,035
Total liabilities	1,553,330
Net assets	$5,575,828
Shares outstanding	527,206
Net asset value per share	$10.58
Net assets consist of:
Capital paid-in	$5,254,580
Undistributed (Over-distribution of) net investment income	(106,550)
Accumulated net realized gain (loss)	3,472
Net unrealized appreciation (depreciation)	424,326
Net assets	$5,575,828
Authorized shares	Unlimited
Par value per share	$0.01

See accompanying notes to financial statements.

18	Nuveen Investments

Statement of Operations (Unaudited)

Six Months Ended January 31, 2013

Investment Income	$104,698
Expenses
Shareholder servicing agent fees and expenses	33
Custodian fees and expenses	6,683
Trustees fees and expenses	72
Professional fees	21,765
Shareholder reporting expenses	11,026
Federal and state registration fees	12,759
Other expenses	4,928
Total expenses before fee waiver/expense reimbursement	57,266
Fee waiver/expense reimbursement	(57,266)
Net expenses	—
Net investment income (loss)	104,698
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currency	22,071
Forward foreign currency exchange contracts	21,663
Swaps	108,075
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(11,997)
Forward foreign currency exchange contracts	(2,288)
Futures contracts	8,433
Swaps	9,887
Net realized and unrealized gain (loss)	155,844
Net increase (decrease) in net assets from operations	$260,542

See accompanying notes to financial statements.

Nuveen Investments	19

Statement of Changes in Net Assets (Unaudited)

	Six Months Ended 1/31/13	Year Ended 7/31/12
Operations
Net investment income (loss)	$104,698	$249,629
Net realized gain (loss) from:
Investments and foreign currency	22,071	79,585
Forward foreign currency exchange contracts	21,663	(8,138)
Futures contracts	—	(20,996)
Swaps	108,075	14,501
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(11,997)	123,241
Forward foreign currency exchange contracts	(2,288)	18,656
Futures contracts	8,433	4,467
Swaps	9,887	52,552
Net increase (decrease) in net assets from operations	260,542	513,497
Distributions to Shareholders
From net investment income	(149,068)	(344,838)
From accumulated net realized gains	(118,048)	(272,920)
Decrease in net assets from distributions to shareholders	(267,116)	(617,758)
Fund Share Transactions
Proceeds from sale of shares	12,184	30,840
Cost of shares redeemed	(21,020)	—
Net increase (decrease) in net assets from Fund share transactions	(8,836)	30,840
Net increase (decrease) in net assets	(15,410)	(73,421)
Net assets at the beginning of period	5,591,238	5,664,659
Net assets at the end of period	$5,575,828	$5,591,238
Undistributed (Over-distribution of) net investment income at the end of period	$(106,550)	$(62,180)

See accompanying notes to financial statements.

20	Nuveen Investments

[THIS PAGE INTENTIONALLY LEFT BLANK]

Nuveen Investments	21

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Year Ended July 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Invest- ment Income	From Accum- ulated Net Realized Gains(b)	Total	Ending Net Asset Value
2013(g)	$10.59	$.20	$.29	$.49	$(.28)	$(.22)	$(.50)	$10.58
2012	10.79	.47	.50	.97	(.65)	(.52)	(1.17)	10.59
2011	11.75	.64	.16	.80	(.79)	(.97)	(1.76)	10.79
2010	10.56	.71	1.42	2.13	(.94)	—	(.94)	11.75
2009	9.81	1.08	.72	1.80	(.85)	(.20)	(1.05)	10.56
2008(f)	10.00	.29	(.21)	.08	(.27)	—	(.27)	9.81

22	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(d)
Total Return(c)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate(e)
4.75%	$5,576	2.02	%*	1.67	%*	—%		3.69	%*	170%
9.99	5,591	2.63		1.95		—		4.58		55
7.44	5,665	2.25		3.43		—		5.68		137
20.88	6,336	2.60		3.75		—		6.34		169
20.12	5,711	3.04		8.11		—		11.15		439
.74	5,262	1.16	*	3.60	*	—	**	4.75	*	120

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Distributions include short-term capital gains, if any.
(c)	Total return is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(d)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(e)	Excluding dollar roll transactions, where applicable.
(f)	For the period December 27, 2007 (commencement of operations) through July 31, 2008.
(g)	For the six months ended January 31, 2013.
*	Annualized.
**	Annualized expense ratio rounds to less than .01%.

See accompanying notes to financial statements.

Nuveen Investments	23

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

The Nuveen Managed Accounts Portfolios Trust (the “Trust”) is a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Enhanced Multi-Strategy Income Managed Accounts Portfolio (the “Fund”), among others. The Trust was organized as a Massachusetts business trust on November 14, 2006.

On December 31, 2012, the Funds’ investment adviser converted from a Delaware corporation to a Delaware limited liability company. As a result, Nuveen Fund Advisers, Inc., a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), changed its name to Nuveen Fund Advisers, LLC (the “Adviser”). There were no changes to the identities or roles of any personnel as a result of the change.

The Fund is developed exclusively for use within Nuveen-sponsored separately managed accounts. The Fund is a specialized Fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund enables certain Nuveen separately managed account investors to achieve greater diversification and return potential than smaller managed accounts might otherwise achieve by using lower quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors.

The Fund’s primary investment objective is total return, with current income as a secondary objective. Under normal conditions, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest in various types of debt securities, including U.S. Treasury and U.S. agency bonds, U.S. investment grade corporate debt securities, U.S. high yield corporate debt securities, U.S. dollar-denominated non-U.S. government bonds, non-U.S. dollar non-U.S. government bonds, emerging market debt, and other short-term securities. In addition, the Fund may invest a substantial portion of its assets in mortgage-backed securities, including U.S. agency mortgage backed securities and commercial mortgage backed securities, and asset-backed securities. The Fund may also engage in repurchase, reverse repurchase, dollar rolls and forward purchase agreements (these investments will generally be short-term in nature and are primarily used to seek to enhance total return and manage liquidity).

The Fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; options on foreign currencies; swap agreements, including interest rate swaps, currency swaps, total return swaps, and credit default swaps; and options on swap agreements. The Fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the Fund or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns. The Fund may also use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions.

The Fund may invest up to 50% of its net assets in securities that are rated below investment grade or securities that are unrated but deemed by, Nuveen Asset Management LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, to be of equivalent quality. Such securities are commonly referred to as “high-yield” securities or “junk bonds”, which includes U.S. and non-U.S. high yield corporate bonds and securities. The Fund may invest up to 25% of its net assets in the debt of non-U.S. issuers, including up to 25% of its net assets in obligations of non-U.S. entities that are located in emerging markets. These limits apply only at the time of any specific new investments.

Under normal market conditions, the Sub-Adviser expects the Fund to maintain an intermediate term average duration, which will generally fall within four to seven years.

The Fund’s most recent prospectus provides further description of the Fund’s investment objective, principal investment strategies and principal risks.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Investment Valuation

Prices of fixed-income securities, forward foreign currency exchange contracts and swap contracts are provided by a pricing service approved by the Fund’s Board of Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

24	Nuveen Investments

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (NAV) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. If significant market events occur between the time of determination of the closing price of a foreign security on an exchange and the time that the Fund’s NAV is determined, or if under the Fund’s procedures, the closing price of a foreign security is not deemed to be reliable, the security would be valued at fair value as determined in accordance with procedures established in good faith by the Fund’s Board of Trustees. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

The value of exchange-traded options are based on the mean of the closing bid and ask prices. Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price. Exchange-traded options and futures contracts are generally classified as Level 1. Options traded in the over-the-counter market are valued using an evaluated mean price and are generally classified as Level 2.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Fund’s Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Fund’s Board of Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Fund as of the end of the reporting period.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to earmark securities in the Fund’s portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. As of January 31, 2013, the Fund had outstanding when-issued/delayed delivery purchase commitments of $1,463,647.

Investment Income

Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. Legal fee refund presented on the Statement of Operations reflects a refund of workout expenditures paid in a prior reporting period, when applicable.

Income Taxes

The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Nuveen Investments	25

Notes to Financial Statements (Unaudited) (continued)

Dividends and Distributions to Shareholders

The Fund declares dividends from net investment income daily and pays shareholders monthly. Fund shares begin to accrue dividends on the business day after the day when the monies used to purchase Fund shares are collected by the Fund’s transfer agent.

Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Dollar Roll Transactions

The Fund is authorized to enter into dollar roll transactions (“dollar rolls”) in which the Fund purchases or sells mortgage-backed securities (“MBS”) for delivery in the future and simultaneously contracts to sell or repurchase a substantially similar (same type, coupon, and maturity) MBS on a different specified future date. Dollar rolls are identified in the Portfolio of Investments as “MDR”, when applicable. During the roll period, the Fund foregoes principal and interest paid on the MBS. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Such compensation is amortized over the life of the dollar rolls, which is recognized as a component of “Investment income” on the Statement of Operations. Dollar rolls are valued daily.

Dollar rolls involve the risk that the market value of the MBS the Fund is obligated to repurchase under an agreement may decline below the repurchase price. These transactions also involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Foreign Currency Transactions

The Fund is authorized to engage in foreign currency exchange transactions, including forward foreign currency exchange contracts, futures, options and swap contracts. To the extent that the Fund invests in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern Time. Investment transactions, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received.

The realized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with other assets and liabilities on investments, forward foreign currency exchange contracts, futures, options written, swaps, and swaptions written are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with other assets and liabilities on investments are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with forward foreign currency exchange contracts, futures, options written, swaps and swaptions written are recognized as a component of “Change in net unrealized appreciation (deprecation) of forward foreign currency exchange contracts, futures, options written, swaps and swaptions written,” respectively, on the Statement of Operations, when applicable.

Forward Foreign Currency Exchange Contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives and is authorized to enter into forward foreign currency exchange contracts in an attempt to manage such risk under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to “lock in” the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the Sub-Adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar or against another foreign currency. Forward foreign currency exchange contracts are valued daily at the forward rate and are recognized as a component of “Unrealized appreciation or depreciation on forward foreign currency exchange contracts” on the Statement of Assets and Liabilities. The change in value of the contracts during the reporting period is recognized as a component of “Change in net unrealized appreciation (depreciation) of forward foreign currency exchange contracts” on the Statement of Operations. When the contract is closed or offset with the same counterparty, the Fund recognizes the difference between the value

26	Nuveen Investments

of the contract at the time it was entered and the value at the time it was closed or offset as a component of “Net realized gain (loss) from forward foreign currency exchange contracts” on the Statement of Operations.

Forward foreign currency exchange contracts will generally not be entered into for terms greater than three months, but may have maturities of up to six months or more. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reflected on the Statement of Assets and Liabilities. Forward foreign currency contracts are subject to counterparty risk if the counterparty fails to perform as specified in the contract due to financial impairment or other reason.

During the six months ended January 31, 2013, the Fund was invested in forward foreign currency exchange contracts in a variety of currencies, with settlements ranging from one to three months. Some of these contracts are positioned to benefit if the foreign currencies in the contracts strengthen with respect to the U.S. dollar, while others are positioned to benefit if the foreign currencies weaken with respect to the U.S. dollar, based on analysis indicating whether currencies were relatively high or low compared to future expectations.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended January 31, 2013, was as follows:

Average notional amount of forward foreign currency exchange contracts outstanding*	$459,236
*	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Refer to Footnote 3 – Derivative Instruments and Hedging Activities for further details on forward foreign currency exchange contract activity.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and is authorized to invest in futures contracts in attempt to manage such risk. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Deposits with brokers for open futures contracts” on the Statement of Assets and Liabilities. Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. Variation margin is recognized as a receivable or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities, when applicable.

During the period the futures contract is open, changes in the value of the contract are recorded as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

During the six months ended January 31, 2013, the Fund was invested in U.S. Treasury bond futures contracts designed to benefit if interest rates at the ten year point of the yield curve rose more than rates at the thirty year point.

The average notional amount of futures contracts outstanding during the six months ended January 31, 2013, was as follows:

Average notional amount of futures contracts outstanding*	$(95,646)
*	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Refer to Footnote 3 – Derivative Instruments and Hedging Activities for further details on futures contract activity.

Options Transactions

The Fund is subject to foreign currency risk and interest rate risk in the normal course of pursuing its investment objectives and is authorized to purchase and write (sell) call and put options on securities, futures contracts, swaps (“swaptions”) or currencies in an attempt to manage such risk. The purchase of options and/or swaptions involves the risk of loss of all or a part of the cash paid for the options (the premium). The market risk associated with purchasing options and/or swaptions is limited to the premium paid. The counterparty credit risk of purchasing options and/or swaptions, however, needs also to take into account the current value of the option, as this is the performance expected from the counterparty. When the Fund purchases an option and/or swaption, an amount

Nuveen Investments	27

Notes to Financial Statements (Unaudited) (continued)

equal to the premium paid (the premium plus commission) is recognized as a component of “Options and/or Swaptions purchased, at value” on the Statement of Assets and Liabilities. When the Fund writes an option and/or swaption, an amount equal to the net premium received (the premium less commission) is recognized as a component of “Options and/or Swaptions written, at value” on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option and/or swaption until the option and/or swaption is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options and/or swaptions purchased during the reporting period are recognized as a component of “Change in net unrealized appreciation (depreciation) of options and/or swaptions purchased” on the Statement of Operations. The changes in the value of options and/or swaptions written during the reporting period are recognized as a component of “Change in net unrealized appreciation (depreciation) of options and/or swaptions written” on the Statement of Operations. When an option and/or swaption is exercised or expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as a component of “Net realized gain (loss) from options and/or swaptions purchased and/or written” on the Statement of Operations. The Fund, as a writer of an option and/or swaption has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option and/or swaption. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. During the six months ended January 31, 2013, the Fund did not purchase or write any options and/or swaptions.

Swap Contracts

The Fund is authorized to enter into swap contracts consistent with its investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Interest Rate Swap Contracts

The Fund is authorized to enter into interest rate swap and forward-starting interest rate swap contracts (“interest rate swaps”) consistent with its investment objectives and policies to reduce, increase or otherwise alter its risk profile. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and intends to use interest rate swaps to mitigate the negative impact that an increase or decrease in interest rates could have on net earnings.

Interest rate swap contracts involve the Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. The payment obligation is based on the notional amount of the interest rate swap contract. Forward-Starting interest rate swap transactions involve the Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”). Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that the Fund is to receive. Interest rate swaps are valued daily. Upon entering into an interest rate swap (and beginning on the effective date for a forward interest rate swap), the Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts. The net amount recorded for these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on interest rate swaps (,net)” with the change during the fiscal period recognized on the Statement of Operations as a component of “Change in net unrealized appreciation (depreciation) of swaps.” Income received or paid by the Fund is recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations, in addition to the net realized gains or losses recognized upon the termination of an interest rate swap contract, and are equal to the difference between the Fund’s basis in the interest rate swap and the proceeds from (or cost of) the closing transaction. Payments received or made at the beginning of the measurement period are recognized as a component of “Interest rate swap premiums paid and/or received” on the Statement of Assets and Liabilities, when applicable. For tax purposes, periodic payments are treated as ordinary income or expense.

The Fund may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When an interest rate swap contract is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Once periodic payments are settled in cash, they are combined with the net realized gain or loss recorded upon the termination of the interest rate swap contracts.

During the six months ended January 31, 2013, the Fund was invested in interest rate swap contracts in a variety of currencies, with maturities ranging from three to ten years, some positioned to benefit if rates rise, others positioned to benefit if rates fall in the underlying country, based on analysis indicating whether rates were relatively high or low compared to future expectations.

The average notional amount of interest rate swap contracts outstanding during the six months ended January 31, 2013, was as follows:

Average notional amount of interest rate swap contracts outstanding*	$67,487
*	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Credit Default Swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short

28	Nuveen Investments

position with respect to the likelihood of a particular issuer’s default. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. As a purchaser of a credit default swap contract, the Fund pays to the counterparty a periodic interest fee based on the notional amount of the credit default swap. This interest fee is accrued daily and recognized with the daily change in the market value of the contract as a component of “Unrealized appreciation or depreciation on credit default swaps (,net)” on the Statement of Assets and Liabilities and is recorded as a realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund is obligated to deliver that security, or an equivalent amount of cash, to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as a realized gain. Payments received or made at the beginning of the measurement period are recognized as a component of “Credit default swap premiums paid and/or received” on the Statement of Assets and Liabilities, when applicable. As a seller of a credit default swap contract, the Fund generally receives from the counterparty a periodic interest fee based on the notional amount of the credit default swap. This interest fee is accrued daily as a component of unrealized appreciation or depreciation and is recorded as a realized gain upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either receive that security, or an equivalent amount of cash, from the counterparty in exchange for payment of the notional amount to the counterparty, or pay a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received and the notional amount paid is recorded as a realized loss. Changes in the value of a credit default swap during the reporting period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps”, and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations. The maximum potential amount of future payments the Fund could incur as a seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.

During the six months ended January 31, 2013, the Fund was invested in credit default swap index positions that earn spread income in exchange for taking the credit default risk of broad investment grade and high yield credit default swap indices.

The average notional amount of credit default swap contracts outstanding during the six months ended January 31, 2013, was as follows:

Average notional amount of credit default swap contracts outstanding*	$2,596,667
*	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Refer to Footnote 3 – Derivative Instruments and Hedging Activities for further details on swap contract activity.

Market and Counterparty Credit Risk

In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose the Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Zero Coupon Securities

The Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Nuveen Investments	29

Notes to Financial Statements (Unaudited) (continued)

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Corporate Bonds	$—	$3,465,903	$—	$3,465,903
Capital Preferred Securities	—	157,188	—	157,188
$25 Par (or similar) Preferred Securities	—	19,903	—	19,903
Mortgage-Backed Securities	—	1,841,896	—	1,841,896
Taxable Municipal Bonds	—	85,514	—	85,514
U.S. Government and Agency Obligations	—	24,859	—	24,859
Sovereign Debt	—	77,318	—	77,318
Short-Term Investments:
Repurchase Agreements	—	1,280,116	—	1,280,116
Derivatives:
Forward Foreign Currency Exchange Contracts**	—	11,445	—	11,445
Credit Default Swaps**	—	42,711	—	42,711
Futures Contracts**	8,433	—	—	8,433
	$8,433	$7,006,853	$—	$7,015,286
*	Refer to the Fund’s Portfolio of Investments for industry classifications.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and

30	Nuveen Investments

appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which the Fund was invested during and at the end of the reporting period, refer to the Portfolio of Investments, Financial Statements and Footnote 1 – General Information and Significant Accounting Policies.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2013, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$12,216	Unrealized depreciation on forward foreign currency exchange contracts	$(771)
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	8,433	—	—
Credit	Swaps	Unrealized appreciation on credit default swaps**	42,711	—	—
Total			$63,360		$(771)
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.
**	Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the unrealized appreciation (depreciation) presented above.

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2013, on derivative instruments, as well as the primary risk exposure associated with each.

Net Realized Gain (Loss) from Forward Foreign Currency Exchange Contracts
Risk Exposure
Foreign Currency Exchange Rate	$21,663

Net Realized Gain (Loss) from Swaps
Risk Exposure
Credit	$108,075

Change in Net Unrealized Appreciation (Depreciation) of Forward Foreign Currency Exchange Contracts
Risk Exposure
Foreign Currency Exchange Rate	$(2,288)

Change in Net Unrealized Appreciation (Depreciation) of Futures Contracts
Risk Exposure
Interest Rate	$8,433

Change in Net Unrealized Appreciation (Depreciation) of Swaps
Risk Exposure
Credit	$9,887

Nuveen Investments	31

Notes to Financial Statements (Unaudited) (continued)

4. Fund Shares

Transactions in Fund shares were as follows:

	Six Months Ended 1/31/13		Year Ended 7/31/12
	Shares	Amount	Shares	Amount
Shares sold	1,139	$12,184	3,026	$30,840
Shares redeemed	(2,000)	(21,020)	—	—
Net increase (decrease)	(861)	$(8,836)	3,026	$30,840

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative and dollar roll transactions) for the six months ended January 31, 2013, were as follows:

Purchases:
Investment securities	$8,305,398
U.S. Government and agency obligations	1,294,937
Sales and maturities:
Investment securities	8,118,907
U.S. Government and agency obligations	1,295,672

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, amortization of premium and timing and character differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

Cost of investments	$6,490,076
Gross unrealized:
Appreciation	462,621
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$462,621

Permanent differences, primarily due to federal taxes paid, treatment of notional principal contracts, complex security character adjustments and foreign currency reclassifications resulted in reclassifications among the Fund’s components of net assets as of July 31, 2012, the Fund’s last tax year end, as follows:

Capital paid-in	$—
Undistributed (Over–distribution of) net investment income	33,042
Accumulated net realized gain (loss)	(33,042)

The tax components of undistributed net ordinary income and net long-term capital gains as of July 31, 2012, the Fund’s last tax year end, were as follows:

Undistributed net ordinary income*	$97,641
Undistributed net long-term capital gains	16,725
*	Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared during the period July 1, 2012 through July 31, 2012 and paid on August 1, 2012. Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Fund’s last tax year ended July 31, 2012, was designated for purposes of the dividends paid deduction as follows:

Distributions from net ordinary income*	$422,695
Distributions from net long-term capital gains	200,059
*	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

32	Nuveen Investments

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010, will not be subject to expiration. During the Fund’s last tax year ended July 31, 2012, there were no post-enactment capital losses generated.

7. Management Fees and Other Transactions with Affiliates

The Adviser does not charge any management fees or other expenses directly to the Fund. The Adviser has agreed irrevocably during the existence of the Fund to waive all fees and pay or reimburse all expenses of the Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of investment portfolio securities and extraordinary expenses). The Adviser is compensated for their services to the Fund from the fee charged at the separately managed account level.

As of January 31, 2013, Nuveen owned all shares of the Fund.

8. New Accounting Pronouncements

Financial Accounting Standards Board (“FASB”) Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities

In January 2013, Accounting Standards Update (ASU) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact to the financial statements and footnote disclosures, if any.

Nuveen Investments	33

Glossary of Terms Used in this Report

Asset-backed securities (ABS): Securities whose value and income payments are derived from and collateralized (or “backed”) by a specified pool of underlying assets. The pools of underlying assets can include credit cards, auto loans, mortgages, aircraft leases, royalty payments, among others.

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Barclays Credit/Mortgage Index: A market-weighted blend of the Barclays U.S. Credit Index and the Barclays MBS Index. The Barclays U.S. Credit Index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility, and finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are sovereign, supranational, foreign agency, and foreign local government. The Barclays Mortgage-backed Securities (MBS) Index is a market value-weighted index which covers the mortgage-backed securities component of the Barclays U.S. Aggregate Bond Index. The index is composed of agency mortgage-backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year. Index returns assume reinvestment of dividends, but do not reflect any applicable sales charges or management fees.

Commercial Mortgage-Backed Securities (CMBS): Asset-backed securities that represents a claim on the cash flows from pools of mortgages on commercial properties.

Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

Net Asset Value (NAV): The net market value of all securities held in a portfolio.

Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

34	Nuveen Investments

Additional Fund Information

Fund Manager

Nuveen Fund Advisors, LLC

333 West Wacker Drive

Chicago, IL 60606

Sub-Adviser

Nuveen Asset Management, LLC

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

State Street Bank & Trust Company

Boston, MA

Transfer Agent and Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting Information: You may obtain (i) the Fund’s quarterly portfolio of investments, (ii) information regarding how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. FINRA also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	35

Nuveen Investments:

Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates-Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management, and Gresham Investment Management. In total, Nuveen Investments managed $219 billion as of December 31, 2012.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

Distributed by Nuveen Securities, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

MSA-EIMAP-0113P

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date: April 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date: April 5, 2013

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: April 5, 2013